UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Financial Plaza

Hartford, CT 06103-2608

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

June 30, 2023
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series*
Virtus KAR Equity Income Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus SGA International Growth Series
Virtus Strategic Allocation Series*
*Prospectus supplement applicable to this series appears at the back of this semiannual report.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

MESSAGE TO INVESTORS
To Virtus Variable Insurance Trust Investors:
I am pleased to present this semiannual report, which reviews the performance of your Series for the six months ended June 30, 2023.
The investment picture appeared to brighten during the six-month period, with inflation declining, the Federal Reserve (the Fed) pausing its interest rate increases in June, and markets recovering from the declines of 2022. Despite the failures of several banks in March of 2023, the economy appeared to be holding its own.
Domestic and international equity indexes posted positive returns for the six months ended June 30, 2023. U.S. large-capitalization stocks returned 16.89%, as measured by the S&P 500® Index, outpacing small-cap stocks, which were up 8.09%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), gained 11.67%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 4.89%.
In fixed income markets, the yield on the 10-year Treasury was 3.81% on June 30, 2023, down slightly from 3.88% on December 31, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, was up 2.09% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, gained 5.38%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-367-5877 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Variable Insurance Trust
August 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS VARIABLE INSURANCE  TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As an investor in a Virtus Variable Insurance Trust series (each, a “Series”), you incur ongoing costs, including investment advisory fees  and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,048.10	1.09%	$ 5.54
	Class I	1,000.00	1,049.30	0.84	4.27
KAR Capital Growth Series
	Class A	1,000.00	1,232.20	1.02	5.65
KAR Equity Income Series
	Class A	1,000.00	979.10	0.97	4.76
KAR Small-Cap Growth Series
	Class A	1,000.00	1,123.90	1.13	5.95
	Class I	1,000.00	1,125.60	0.88	4.64
KAR Small-Cap Value Series
	Class A	1,000.00	1,067.40	1.09	5.59
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,034.10	0.93	4.69
	Class I	1,000.00	1,034.20	0.68	3.43
SGA International Growth Series
	Class A	1,000.00	1,137.60	1.13	5.99
	Class I	1,000.00	1,138.50	0.88	4.67
Strategic Allocation Series
	Class A	1,000.00	1,141.50	0.97	5.15

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other investor costs, refer to that Series’ prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS VARIABLE INSURANCE  TRUST
DISCLOSURE OF SERIES EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF January 1, 2023 TO June 30, 2023
		Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Real Estate Securities Series
	Class A	$ 1,000.00	$ 1,019.39	1.09%	$ 5.46
	Class I	1,000.00	1,020.63	0.84	4.21
KAR Capital Growth Series
	Class A	1,000.00	1,019.74	1.02	5.11
KAR Equity Income Series
	Class A	1,000.00	1,019.98	0.97	4.86
KAR Small-Cap Growth Series
	Class A	1,000.00	1,019.19	1.13	5.66
	Class I	1,000.00	1,020.43	0.88	4.41
KAR Small-Cap Value Series
	Class A	1,000.00	1,019.39	1.09	5.46
Newfleet Multi-Sector Intermediate Bond Series
	Class A	1,000.00	1,020.18	0.93	4.66
	Class I	1,000.00	1,021.42	0.68	3.41
SGA International Growth Series
	Class A	1,000.00	1,019.19	1.13	5.66
	Class I	1,000.00	1,020.43	0.88	4.41
Strategic Allocation Series
	Class A	1,000.00	1,019.98	0.97	4.86

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Series which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other investor costs, refer to that Series’ prospectus.

VIRTUS VARIABLE INSURANCE  TRUST
KEY INVESTMENT TERMS (Unaudited)
June 30, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., the Fed is responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS VARIABLE INSURANCE  TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
June 30, 2023
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the NYSE.

VIRTUS VARIABLE INSURANCE TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
June 30, 2023
For each Series, the following tables present asset allocations within certain sectors as a percentage of total investments as of June 30, 2023.
Duff & Phelps Real Estate Securities Series
Residential	23%
Industrial/Office	20
Data Centers	12
Health Care	12
Self Storage	11
Retail	7
Gaming REITs	5
Other	10
Total	100%

KAR Capital Growth Series
Information Technology	29%
Consumer Discretionary	19
Financials	13
Industrials	11
Health Care	10
Consumer Staples	6
Real Estate	4
Other	8
Total	100%

KAR Equity Income Series
Financials	17%
Industrials	16
Health Care	14
Consumer Staples	13
Utilities	9
Information Technology	9
Materials	7
Other (includes short-term investment and securities lending collateral)	15
Total	100%

KAR Small-Cap Growth Series
Financials	31%
Information Technology	20
Consumer Discretionary	16
Communication Services	12
Industrials	8
Health Care	6
Consumer Staples	3
Short-Term Investment	4
Total	100%

KAR Small-Cap Value Series
Industrials	36%
Financials	25
Consumer Discretionary	16
Consumer Staples	7
Materials	6
Information Technology	4
Health Care	3
Other (includes short-term investment)	3
Total	100%

Newfleet Multi-Sector Intermediate Bond Series
Corporate Bonds and Notes		44%
Financials	13%
Energy	7
Health Care	4
All other Corporate Bonds and Notes	20
Mortgage-Backed Securities		18
Asset-Backed Securities		16
Leveraged Loans		10
Foreign Government Securities		6
U.S. Government Securities		3
Other (includes short-term investment and securities lending collateral)		3
Total		100%

SGA International Growth Series
Health Care	21%
Consumer Staples	20
Financials	19
Information Technology	14
Industrials	7
Materials	7
Consumer Discretionary	4
Other (includes short-term investment and securities lending collateral)	8
Total	100%

Strategic Allocation Series
Common Stocks		63%
Information Technology	16%
Consumer Discretionary	10
Industrials	9
All Other Common Stocks	28
Corporate Bonds and Notes		13
Financials	5
Industrials	1
Health Care	1
All Other Corporate Bonds and Notes	6
Mortgage-Backed Securities		9
U.S. Government Securities		7
Asset-Backed Securities		5
Municipal Bonds		2
Leveraged Loans		1
Total		100%

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Real Estate Investment Trusts—97.8%
Data Centers—12.2%
Digital Realty Trust, Inc.	36,000	$ 4,099
Equinix, Inc.	8,402	6,587
		10,686

Diversified REIT—4.3%
Realty Income Corp.	63,105	3,773
Gaming REITs—4.3%
VICI Properties, Inc. Class A	121,937	3,832
Health Care—11.7%
Healthpeak Properties, Inc.	97,090	1,951
Ventas, Inc.	86,800	4,103
Welltower, Inc.	52,240	4,226
		10,280

Industrial/Office—19.7%
Industrial—16.4%
Prologis, Inc.	90,226	11,064
Rexford Industrial Realty, Inc.	63,725	3,328
		14,392

Office—3.3%
Alexandria Real Estate Equities, Inc.	12,143	1,378
Cousins Properties, Inc.	48,300	1,101
Douglas Emmett, Inc.	32,290	406
		2,885

Total Industrial/Office		17,277

Lodging/Resorts—2.1%
Host Hotels & Resorts, Inc.	47,044	792
Ryman Hospitality Properties, Inc.	11,752	1,092
		1,884

Residential—22.0%
Apartments—12.9%
Apartment Income REIT Corp.	72,553	2,618
AvalonBay Communities, Inc.	14,429	2,731
Mid-America Apartment Communities, Inc.	20,950	3,181
UDR, Inc.	65,910	2,832
		11,362

Manufactured Homes—4.5%
Sun Communities, Inc.	30,191	3,939
Single Family Homes—4.6%
American Homes 4 Rent Class A	95,400	3,382
Invitation Homes, Inc.	17,950	618
		4,000

Total Residential		19,301

Retail—7.0%
Regional Malls—1.4%
Simon Property Group, Inc.	10,941	1,263
	Shares	Value

Retail—continued
Shopping Centers—5.6%
Brixmor Property Group, Inc.	100,392	$ 2,209
Kimco Realty Corp.	22,270	439
Regency Centers Corp.	36,000	2,224
		4,872

Total Retail		6,135

Self Storage—10.4%
CubeSmart	72,030	3,217
Extra Space Storage, Inc.	11,721	1,745
Public Storage	14,360	4,191
		9,153

Specialty—4.1%
American Tower Corp.	12,210	2,368
SBA Communications Corp. Class A	5,400	1,252
		3,620

Total Common Stocks (Identified Cost $66,763)		85,941

Total Long-Term Investments—97.8% (Identified Cost $66,763)		85,941

TOTAL INVESTMENTS—97.8% (Identified Cost $66,763)		$85,941
Other assets and liabilities, net—2.2%		1,894
NET ASSETS—100.0%		$87,835

Abbreviation:
REIT	Real Estate Investment Trust
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$85,941	$85,941
Total Investments	$85,941	$85,941
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.3%
Communication Services—3.1%
Trade Desk, Inc. (The) Class A(1)	88,373	$ 6,824
Consumer Discretionary—18.8%
Airbnb, Inc. Class A(1)	32,108	4,115
Amazon.com, Inc.(1)	85,191	11,106
AutoZone, Inc.(1)	1,350	3,366
Home Depot, Inc. (The)	12,086	3,754
Marriott International, Inc. Class A	30,448	5,593
MercadoLibre, Inc.(1)	2,854	3,381
NIKE, Inc. Class B	52,377	5,781
Ross Stores, Inc.	33,882	3,799
		40,895

Consumer Staples—6.0%
Estee Lauder Cos., Inc. (The) Class A	15,600	3,064
McCormick & Co., Inc. Non-voting Shares	38,648	3,371
Monster Beverage Corp.(1)	82,627	4,746
PepsiCo, Inc.	9,898	1,833
		13,014

Energy—3.3%
Devon Energy Corp.	25,019	1,210
Hess Corp.	15,576	2,118
Pioneer Natural Resources Co.	10,418	2,158
Schlumberger N.V.	33,050	1,623
		7,109

Financials—12.6%
Bank of America Corp.	64,391	1,847
Block, Inc. Class A(1)	46,104	3,069
MarketAxess Holdings, Inc.	4,970	1,299
Progressive Corp. (The)	34,717	4,596
S&P Global, Inc.	8,434	3,381
Visa, Inc. Class A	55,687	13,225
		27,417

Health Care—10.1%
Danaher Corp.	18,489	4,437
Eli Lilly & Co.	9,567	4,487
HealthEquity, Inc.(1)	25,944	1,638
IDEXX Laboratories, Inc.(1)	4,644	2,332
Mettler-Toledo International, Inc.(1)	1,545	2,027
Zoetis, Inc. Class A	41,617	7,167
		22,088

Industrials—10.5%
Equifax, Inc.	16,646	3,917
Fair Isaac Corp.(1)	6,888	5,574
Paycom Software, Inc.	26,602	8,546
Uber Technologies, Inc.(1)	111,568	4,816
		22,853

Information Technology—29.2%
Accenture plc Class A	15,427	4,761
Amphenol Corp. Class A	95,425	8,106
BILL Holdings, Inc.(1)	39,576	4,625
Cadence Design Systems, Inc.(1)	9,463	2,219
MongoDB, Inc. Class A(1)	14,935	6,138
NVIDIA Corp.	47,861	20,246
	Shares	Value

Information Technology—continued
Roper Technologies, Inc.	10,668	$ 5,129
Shopify, Inc. Class A(1)	33,700	2,177
Snowflake, Inc. Class A(1)	23,191	4,081
Workday, Inc. Class A(1)	27,359	6,180
		63,662

Materials—1.8%
Ecolab, Inc.	21,472	4,008
Real Estate—3.9%
CoStar Group, Inc.(1)	65,427	5,823
Prologis, Inc.	21,305	2,613
		8,436

Total Common Stocks (Identified Cost $97,726)		216,306

Total Long-Term Investments—99.3% (Identified Cost $97,726)		216,306

TOTAL INVESTMENTS—99.3% (Identified Cost $97,726)		$216,306
Other assets and liabilities, net—0.7%		1,621
NET ASSETS—100.0%		$217,927

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Capital Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$216,306	$216,306
Total Investments	$216,306	$216,306
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.3%
Communication Services—6.5%
Omnicom Group, Inc.	23,474	$ 2,234
Verizon Communications, Inc.	87,849	3,267
		5,501

Consumer Discretionary—0.6%
McDonald’s Corp.	1,772	529
Consumer Staples—12.8%
Coca-Cola Co. (The)	41,349	2,490
Flowers Foods, Inc.	77,530	1,929
Kimberly-Clark Corp.	19,256	2,659
PepsiCo, Inc.	14,470	2,680
Procter & Gamble Co. (The)	6,446	978
		10,736

Energy—1.3%
Chevron Corp.	6,895	1,085
Financials—16.9%
Bank of Hawaii Corp.(1)	39,818	1,641
PNC Financial Services Group, Inc. (The)	16,005	2,016
Prudential Financial, Inc.	11,718	1,034
Safety Insurance Group, Inc.	24,751	1,775
T. Rowe Price Group, Inc.	23,353	2,616
U.S. Bancorp	37,351	1,234
Zurich Insurance Group AG ADR	82,472	3,915
		14,231

Health Care—14.4%
AbbVie, Inc.	21,965	2,959
Johnson & Johnson	5,131	849
Merck & Co., Inc.	15,499	1,789
Patterson Cos., Inc.	71,345	2,373
Pfizer, Inc.	70,454	2,584
Takeda Pharmaceutical Co., Ltd. Sponsored ADR(1)	98,792	1,552
		12,106

Industrials—16.2%
BAE Systems plc Sponsored ADR	78,154	3,748
MSC Industrial Direct Co., Inc. Class A	41,147	3,921
Snap-on, Inc.	3,912	1,127
United Parcel Service, Inc. Class B	11,934	2,139
Watsco, Inc.	7,129	2,720
		13,655

Information Technology—9.2%
Cisco Systems, Inc.	47,350	2,450
International Business Machines Corp.	30,073	4,024
Texas Instruments, Inc.	6,859	1,235
		7,709

Materials—7.5%
Amcor plc	286,982	2,864
Eastman Chemical Co.	22,734	1,903
Sonoco Products Co.	25,828	1,525
		6,292

Real Estate—3.5%
Crown Castle, Inc.	10,585	1,206
	Shares	Value

Real Estate—continued
Getty Realty Corp.	51,283	$ 1,734
		2,940

Utilities—9.4%
Fortis, Inc.	47,388	2,042
Pinnacle West Capital Corp.	23,530	1,917
Southern Co. (The)	40,526	2,847
WEC Energy Group, Inc.	12,557	1,108
		7,914

Total Common Stocks (Identified Cost $76,260)		82,698

Total Long-Term Investments—98.3% (Identified Cost $76,260)		82,698

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	60,221	60
Total Short-Term Investment (Identified Cost $60)		60

Securities Lending Collateral—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)(3)	3,030,168	3,030
Total Securities Lending Collateral (Identified Cost $3,030)		3,030

TOTAL INVESTMENTS—101.9% (Identified Cost $79,350)		$85,788
Other assets and liabilities, net—(1.9)%		(1,637)
NET ASSETS—100.0%		$84,151

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Switzerland	8
United Kingdom	4
Canada	2
Japan	2
Total	100%
† % of total investments as of June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$82,698	$82,698
Money Market Mutual Fund	60	60
Securities Lending Collateral	3,030	3,030
Total Investments	$85,788	$85,788
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

KAR Small-Cap Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—93.6%
Communication Services—11.4%
Auto Trader Group plc	643,000	$ 4,985
MediaAlpha, Inc. Class A(1)	103,998	1,072
Rightmove plc	585,930	3,893
		9,950

Consumer Discretionary—15.8%
Dream Finders Homes, Inc. Class A(1)	89,099	2,191
Fox Factory Holding Corp.(1)	60,835	6,601
Holley, Inc.(1)	240,021	982
Ollie’s Bargain Outlet Holdings, Inc.(1)	37,459	2,170
Revolve Group, Inc. Class A(1)	117,825	1,932
		13,876

Consumer Staples—2.8%
Grocery Outlet Holding Corp.(1)	52,218	1,599
PriceSmart, Inc.	11,300	837
		2,436

Financials—29.9%
FactSet Research Systems, Inc.	6,089	2,440
Goosehead Insurance, Inc. Class A(1)	35,780	2,250
Interactive Brokers Group, Inc. Class A	50,373	4,184
MarketAxess Holdings, Inc.	10,128	2,648
Morningstar, Inc.	20,784	4,075
Oportun Financial Corp.(1)	45,880	274
Ryan Specialty Holdings, Inc. Class A(1)	172,984	7,765
ServisFirst Bancshares, Inc.	61,731	2,526
		26,162

Health Care—5.9%
Mesa Laboratories, Inc.	3,635	467
National Research Corp.	34,152	1,486
U.S. Physical Therapy, Inc.	26,236	3,185
		5,138

Industrials—8.2%
AAON, Inc.	54,200	5,139
Omega Flex, Inc.	19,797	2,054
		7,193

	Shares	Value

Information Technology—19.6%
Aspen Technology, Inc.(1)	10,697	$ 1,793
BILL Holdings, Inc.(1)	35,435	4,141
BlackLine, Inc.(1)	39,490	2,125
nCino, Inc.(1)	120,696	3,635
NVE Corp.	6,250	609
Olo, Inc. Class A(1)	221,979	1,434
SPS Commerce, Inc.(1)	17,822	3,423
		17,160

Total Common Stocks (Identified Cost $53,229)		81,915

Total Long-Term Investments—93.6% (Identified Cost $53,229)		81,915

Short-Term Investment—4.2%
Money Market Mutual Fund—4.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	3,702,206	3,702
Total Short-Term Investment (Identified Cost $3,702)		3,702

TOTAL INVESTMENTS—97.8% (Identified Cost $56,931)		$85,617
Other assets and liabilities, net—2.2%		1,961
NET ASSETS—100.0%		$87,578

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	90%
United Kingdom	10
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$81,915	$81,915
Money Market Mutual Fund	3,702	3,702
Total Investments	$85,617	$85,617
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

KAR Small-Cap Value Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Consumer Discretionary—15.4%
Cheesecake Factory, Inc. (The)	64,230	$ 2,221
Latham Group, Inc.(1)	110,508	410
Leslie’s, Inc.(1)	188,453	1,769
SiteOne Landscape Supply, Inc.(1)	16,031	2,683
Thor Industries, Inc.	29,863	3,091
		10,174

Consumer Staples—6.3%
National Beverage Corp.(1)	46,388	2,243
WD-40 Co.	10,207	1,925
		4,168

Financials—24.4%
Bank of Hawaii Corp.	31,242	1,288
EVERTEC, Inc.	70,443	2,594
First Financial Bankshares, Inc.	27,012	770
Houlihan Lokey, Inc. Class A	31,953	3,141
Jack Henry & Associates, Inc.	7,890	1,320
Lakeland Financial Corp.	16,791	815
Primerica, Inc.	13,120	2,595
RLI Corp.	15,302	2,088
Stock Yards Bancorp, Inc.	33,736	1,531
		16,142

Health Care—3.2%
Azenta, Inc.(1)	44,509	2,078
Industrials—35.4%
Albany International Corp. Class A	19,683	1,836
Armstrong World Industries, Inc.	25,697	1,888
Construction Partners, Inc. Class A(1)	71,377	2,240
Graco, Inc.	14,894	1,286
Hillman Solutions Corp.(1)	295,374	2,661
John Bean Technologies Corp.	13,323	1,616
Landstar System, Inc.	14,840	2,857
RBC Bearings, Inc.(1)	11,399	2,479
UniFirst Corp.	12,435	1,928
Watsco, Inc.	12,000	4,578
		23,369

	Shares	Value

Information Technology—3.5%
American Software, Inc. Class A	55,000	$ 578
Badger Meter, Inc.	11,752	1,734
		2,312

Materials—6.1%
HB Fuller Co.	34,541	2,470
Scotts Miracle-Gro Co. (The)	24,307	1,524
		3,994

Real Estate—3.1%
Getty Realty Corp.	60,985	2,063
Total Common Stocks (Identified Cost $42,796)		64,300

Total Long-Term Investments—97.4% (Identified Cost $42,796)		64,300

Short-Term Investment—0.4%
Money Market Mutual Fund—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(2)	278,684	279
Total Short-Term Investment (Identified Cost $279)		279

TOTAL INVESTMENTS—97.8% (Identified Cost $43,075)		$64,579
Other assets and liabilities, net—2.2%		1,450
NET ASSETS—100.0%		$66,029

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$64,300	$64,300
Money Market Mutual Fund	279	279
Total Investments	$64,579	$64,579
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—3.0%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 165
1.875%, 11/15/51	575	380
4.000%, 11/15/52	1,425	1,464
U.S. Treasury Note 0.875%, 6/30/26	785	707
Total U.S. Government Securities (Identified Cost $3,133)		2,716

Municipal Bonds—1.2%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	185	183
Illinois—0.1%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	40	31
New York—0.3%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	260	284
Virginia—0.6%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	585	554
Total Municipal Bonds (Identified Cost $1,124)		1,052

Foreign Government Securities—5.7%
Arab Republic of Egypt 144A 7.600%, 3/1/29(1)	200	129
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	295	24
RegS 7.650%, 4/21/25(2)(3)	825	66
Dominican Republic 144A 4.875%, 9/23/32(1)	345	294
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	400	375
Federative Republic of Brazil 6.000%, 10/20/33	200	197
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	225	230
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	205	187
Mongolia Government International Bond 144A 8.650%, 1/19/28(1)	225	227
Republic of Angola 144A 8.250%, 5/9/28(1)	200	177
Republic of Argentina 3.500%, 7/9/41(4)	440	141
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	200	192
Republic of Indonesia 144A 4.350%, 1/8/27(1)	240	235
	Par Value	Value

Foreign Government Securities—continued
Republic of Panama 4.300%, 4/29/53	$ 355	$ 264
Republic of Philippines 3.700%, 3/1/41	400	330
Republic of Poland 4.875%, 10/4/33	165	162
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	196
Republic of South Africa 5.875%, 4/20/32	190	168
Republic of Turkey 7.625%, 4/26/29	265	250
Saudi International Bond
144A 4.875%, 7/18/33(1)	280	279
144A 4.500%, 10/26/46(1)	305	267
Ukraine Government
144A 7.750%, 9/1/26(1)	190	45
RegS 7.750%, 9/1/26(2)(3)	125	30
United Mexican States
6.350%, 2/9/35	275	288
6.338%, 5/4/53	450	458
Total Foreign Government Securities (Identified Cost $6,482)		5,211

Mortgage-Backed Securities—17.6%
Agency—2.0%
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	456	447
Pool #MA4785 5.000%, 10/1/52	459	450
Pool #MA4805 4.500%, 11/1/52	467	449
Pool #MA5072 5.500%, 7/1/53	455	453
		1,799

Non-Agency—15.6%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	435	425
2015-SFR2, C 144A 4.691%, 10/17/52(1)	340	329
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	158	143
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	293	273
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	130	120
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.872%, Cap N/A, Floor 0.872%) 144A 6.066%, 3/15/37(1)(4)	205	185
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	230	225
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.045%, 4/15/37(1)(4)	$ 210	$ 204
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 10/15/36(1)(4)	467	462
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	345	287
2022-CLS, A 144A 5.760%, 10/13/27(1)	329	317
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	248	210
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	92	82
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	131	113
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	331	303
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	455	437
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(1)(4)	115	105
CoreVest American Finance Trust 2020-4, A 144A 1.174%, 12/15/52(1)	180	162
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	207	178
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	152	133
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	23	21
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	462	384
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	200	182
2020-SFR2, B 144A 1.567%, 10/19/37(1)	335	301
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	10	9
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	21	19
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	472	392
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(1)(4)	276	276
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	27	24
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	23	22
MetLife Securitization Trust
2017-1A, M1 144A 3.453%, 4/25/55(1)(4)	150	128
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	83	79
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	128	120
	Par Value	Value

Non-Agency—continued
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	$ 100	$ 93
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	206	171
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	165	142
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/28(1)	135	135
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	125	123
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	80	75
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	62	57
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	51	46
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	235	213
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	223	208
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	50	46
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	220	187
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	56	49
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	215	206
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	342	321
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 6.200%, 5/25/55(1)(4)	139	138
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	163	130
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	22	21
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	140	134
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	63	59
2021-3, A1 144A 1.867%, 4/25/26(1)(4)	138	129
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	63	55
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	115	101
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	92	78
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	17	16
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	41	39
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)	21	20
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	54	43
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	$ 87	$ 85
2016-4, B1 144A 3.951%, 7/25/56(1)(4)	300	274
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	135	126
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	405	357
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	195	178
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	710	619
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	290	253
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	215	184
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	110	90
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	230	184
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	200	180
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	235	216
2020-SFR2, D 144A 2.281%, 11/17/39(1)	225	190
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	160	142
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	2	2
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	130	120
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	194	180
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	110	96
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	327	301
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	183	176
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	44	39
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	497	471
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	54	45
		14,193

Total Mortgage-Backed Securities (Identified Cost $17,335)		15,992

Asset-Backed Securities—16.1%
Automobiles—7.9%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)	365	352
	Par Value	Value

Automobiles—continued
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	$ 222	$ 219
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	230	217
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(1)	204	202
Avid Automobile Receivables Trust
2019-1, D 144A 4.030%, 7/15/26(1)	520	517
2021-1, E 144A 3.390%, 4/17/28(1)	115	104
2023-1, A 144A 6.630%, 7/15/26(1)	196	195
Avis Budget Rental Car Funding LLC (AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	285	258
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	20	20
2019-3A, E 144A 4.600%, 7/15/26(1)	265	260
2022-N1, C 144A 3.320%, 12/11/28(1)	266	257
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	286	282
Exeter Automobile Receivables Trust
2019-2A, E 144A 4.680%, 5/15/26(1)	325	321
2023-3A, D 6.680%, 4/16/29	272	271
2019-1A, D 144A 4.130%, 12/16/24(1)	23	23
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	235	233
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	285	275
Foursight Capital Automobile Receivables Trust 2021-2, C 144A 1.570%, 7/15/27(1)	230	215
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	265	258
2020-3A, D 144A 2.270%, 5/15/26(1)	285	278
2022-2A, D 144A 6.150%, 4/17/28(1)	290	286
2023-1A, B 144A 6.190%, 6/15/27(1)	324	323
Hertz Vehicle Financing LLC 2021-1A, A 144A 1.210%, 12/26/25(1)	290	272
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	290	263
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(1)	218	211
2023-2A, A2 144A 7.090%, 10/16/28(1)	227	226
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	230	226
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	275	270
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	$ 270	$ 267
		7,101

Consumer Loans—0.8%
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	283	282
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	290	261
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	225	216
		759

Credit Card—0.6%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	290	271
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(1)	285	285
		556

Other—6.8%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	285	249
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)	345	323
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	218	214
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(1)	313	275
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	326	287
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	55	52
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	129	116
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	342	291
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	275	275
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	202	182
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	245	246
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	230	227
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(1)	77	70
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	290	266
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(1)	119	104
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	278	237
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	133	121
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	263	233
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	213	196
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	290	250
	Par Value	Value

Other—continued
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	$ 285	$ 274
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	60	60
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	335	329
Orange Lake Timeshare Trust 2018-A, A 144A 3.100%, 11/8/30(1)	221	218
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	245	237
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	175	151
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	345	334
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	360	340
		6,157

Total Asset-Backed Securities (Identified Cost $15,299)		14,573

Corporate Bonds and Notes—43.1%
Communication Services—2.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	245	119
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	24	23
144A 4.750%, 3/1/30(1)	185	158
CSC Holdings LLC 5.250%, 6/1/24	90	84
CT Trust 144A 5.125%, 2/3/32(1)	200	160
DISH DBS Corp.
5.875%, 11/15/24	105	92
7.750%, 7/1/26	120	73
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	205	175
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)	155	100
144A 3.625%, 1/15/29(1)	60	36
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	115	85
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	175	54
Sprint Capital Corp. 8.750%, 3/15/32	150	181
Sprint Spectrum Co. LLC 144A 5.152%, 9/20/29(1)	190	188
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	240	204
Telesat Canada 144A 6.500%, 10/15/27(1)	90	37
T-Mobile USA, Inc. 3.875%, 4/15/30	185	170
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	140	113
		2,052

Consumer Discretionary—2.8%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	360	338
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	$ 120	$ 103
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	110	109
Clarios Global LP
144A 8.500%, 5/15/27(1)	100	100
144A 6.750%, 5/15/28(1)	15	15
eG Global Finance plc 144A 8.500%, 10/30/25(1)	200	194
Ford Motor Co.
3.250%, 2/12/32	73	57
4.750%, 1/15/43	60	46
Ford Motor Credit Co. LLC 7.350%, 3/6/30	200	204
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	130	116
MDC Holdings, Inc. 3.966%, 8/6/61	275	164
Newell Brands, Inc. 6.625%, 9/15/29(5)	144	138
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	170	158
Nordstrom, Inc. 4.250%, 8/1/31	195	152
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(5)	200	152
PulteGroup, Inc.
7.875%, 6/15/32	180	204
6.375%, 5/15/33	140	145
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	7	8
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	45	45
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	115	104
		2,552

Consumer Staples—1.3%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(1)	100	100
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	265	264
BAT Capital Corp. 7.750%, 10/19/32	260	286
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	83
Pilgrim’s Pride Corp. 6.250%, 7/1/33	224	217
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	245	211
		1,161

Energy—6.4%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	240	240
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	115	110
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	165	162
BP Capital Markets plc 4.875% (6)	275	250
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	$ 120	$ 118
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	95	96
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	184	189
CrownRock LP 144A 5.625%, 10/15/25(1)	110	108
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	105	92
Ecopetrol S.A.
4.625%, 11/2/31	295	226
8.875%, 1/13/33	185	182
Enbridge, Inc. 7.625%, 1/15/83	220	221
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	90	88
Energy Transfer LP Series H 6.500% (6)	125	114
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	205	163
Genesis Energy LP 8.875%, 4/15/30	130	127
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	175	158
144A 6.000%, 2/1/31(1)	110	98
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	200	171
Kinder Morgan, Inc. 7.750%, 1/15/32	245	277
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	125	121
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)	120	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	70	65
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	130	121
Occidental Petroleum Corp. 6.125%, 1/1/31	235	239
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(7)	60	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	110	102
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	245	199
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(9)	650	23
Petroleos Mexicanos
6.500%, 3/13/27	195	173
6.700%, 2/16/32	475	361
7.690%, 1/23/50	215	145
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	220	204
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	295	246
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	205
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	115	105
Transocean, Inc.
144A 11.500%, 1/30/27(1)	64	66
144A 8.750%, 2/15/30(1)	95	96
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	$ 15	$ 13
144A 4.125%, 8/15/31(1)	100	86
		5,762

Financials—13.0%
Acrisure LLC 144A 7.000%, 11/15/25(1)	225	218
AerCap Ireland Capital DAC 2.450%, 10/29/26	150	134
Allstate Corp. (The) Series B 5.750%, 8/15/53	280	276
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	285	219
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	215	198
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	255	196
Banco Santander Chile 144A 3.177%, 10/26/31(1)	285	247
Bank of America Corp.
1.734%, 7/22/27	290	259
5.015%, 7/22/33(5)	190	186
2.482%, 9/21/36	295	226
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	145	151
Series G 4.700%(6)	165	160
Barclays plc 7.437%, 11/2/33	230	249
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	275	239
Blackstone Private Credit Fund 2.625%, 12/15/26	155	132
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	245	186
Brighthouse Financial, Inc. 5.625%, 5/15/30	130	125
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	120	104
Brookfield Finance, Inc. 2.724%, 4/15/31	300	246
Capital One Financial Corp. 2.359%, 7/29/32	330	233
Charles Schwab Corp. (The) Series H 4.000% (6)	285	208
Citadel LP 144A 4.875%, 1/15/27(1)	190	182
Citigroup, Inc.
3.980%, 3/20/30	495	458
6.174%, 5/25/34	167	168
Citizens Bank N.A. 2.250%, 4/28/25	250	226
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	125	88
Corebridge Financial, Inc. 6.875%, 12/15/52	360	345
Discover Financial Services 6.700%, 11/29/32	136	140
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	345	308
	Par Value	Value

Financials—continued
Export-Import Bank Korea 5.125%, 1/11/33	$ 230	$ 237
Fifth Third Bancorp 4.337%, 4/25/33	155	137
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	87	87
Goldman Sachs Group, Inc. (The)
3.850%, 1/26/27	280	266
1.992%, 1/27/32	115	90
6.450%, 5/1/36	85	89
Huntington Bancshares, Inc. 2.550%, 2/4/30	175	140
JPMorgan Chase & Co.
2.956%, 5/13/31	485	416
1.953%, 2/4/32	570	454
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	140	122
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	255	200
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(1)	25	26
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	311	199
MetLife, Inc. Series G 3.850% (6)	195	180
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	195	174
Morgan Stanley
3.950%, 4/23/27	345	327
6.342%, 10/18/33	90	96
5.948%, 1/19/38	152	150
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(4)	139	135
Navient Corp. 6.750%, 6/25/25	130	128
OWL Rock Core Income Corp. 4.700%, 2/8/27	159	144
Prudential Financial, Inc.
5.125%, 3/1/52	73	66
6.000%, 9/1/52	44	42
6.750%, 3/1/53	185	186
State Street Corp. 4.821%, 1/26/34	366	355
Synchrony Financial
4.875%, 6/13/25	45	43
3.700%, 8/4/26	59	53
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	345	250
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	239
Wells Fargo & Co.
5.389%, 4/24/34	140	139
Series BB 3.900%(6)	305	268
Zions Bancorp NA 3.250%, 10/29/29	350	257
		11,802

Health Care—4.0%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	135	110
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Amgen, Inc.
5.250%, 3/2/33	$ 127	$ 127
5.650%, 3/2/53	52	53
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	20	13
144A 11.000%, 9/30/28(1)	77	55
144A 14.000%, 10/15/30(1)	14	8
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	233	205
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(5)	105	85
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	195	176
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	20	13
144A 6.125%, 4/1/30(1)	135	80
144A 4.750%, 2/15/31(1)	125	94
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	260	225
Endo Dac 144A 6.000%, 7/15/23(1)(9)	100	4
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	34	35
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	240	246
HCA, Inc.
5.625%, 9/1/28	90	90
5.500%, 6/1/33	225	225
Illumina, Inc. 2.550%, 3/23/31	245	202
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	275	272
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	50	3
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	55	51
Medline Borrower LP 144A 5.250%, 10/1/29(1)	105	91
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(10)	85	63
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	20	20
144A 10.000%, 4/15/27(1)	66	68
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	150	80
Universal Health Services, Inc. 2.650%, 1/15/32	420	331
Viatris, Inc. 2.700%, 6/22/30	510	413
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	205	179
		3,617

Industrials—3.5%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	221	212
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	205	181
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	188	176
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	125	109
	Par Value	Value

Industrials—continued
Boeing Co. (The)
5.150%, 5/1/30	$ 175	$ 173
3.750%, 2/1/50	85	64
5.930%, 5/1/60	69	68
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	105	111
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	192	175
Deluxe Corp. 144A 8.000%, 6/1/29(1)	65	51
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	170	145
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	285	239
Icahn Enterprises LP
6.250%, 5/15/26	75	68
5.250%, 5/15/27	25	22
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	80	73
OT Merger Corp. 144A 7.875%, 10/15/29(1)	65	41
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	375	375
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	115	119
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	120	112
Sempra Global 144A 3.250%, 1/15/32(1)	297	239
SRS Distribution, Inc. 144A 6.125%, 7/1/29(1)	120	104
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	184	187
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	95	87
		3,131

Information Technology—2.9%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	125	113
144A 4.000%, 7/1/29(1)	140	125
Broadcom, Inc.
4.150%, 11/15/30	266	245
144A 2.450%, 2/15/31(1)	220	179
CDW LLC 3.569%, 12/1/31	239	202
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	30	27
144A 6.500%, 10/15/28(1)	40	34
Dell International LLC 8.100%, 7/15/36	258	302
Kyndryl Holdings, Inc. 3.150%, 10/15/31	200	150
Leidos, Inc. 2.300%, 2/15/31	505	398
Motorola Solutions, Inc.
4.600%, 2/23/28	165	160
4.600%, 5/23/29	120	116
Oracle Corp. 6.150%, 11/9/29	230	240
TD SYNNEX Corp. 2.375%, 8/9/28	225	184
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)	$ 180	$ 175
		2,650

Materials—2.0%
ArcelorMittal S.A. 6.800%, 11/29/32	280	287
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	230	166
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	260	232
Celanese U.S. Holdings LLC 5.900%, 7/5/24	90	90
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	180	182
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	95	91
Knife River Corp. 144A 7.750%, 5/1/31(1)	20	20
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(5)	175	156
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	35	35
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	175	169
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	125	114
Teck Resources Ltd. 6.125%, 10/1/35	260	262
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	45	37
		1,841

Real Estate—2.2%
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	345	285
EPR Properties
4.750%, 12/15/26	130	118
3.600%, 11/15/31	150	117
GLP Capital LP
5.250%, 6/1/25	110	108
5.750%, 6/1/28	64	63
3.250%, 1/15/32	24	19
Kite Realty Group Trust 4.750%, 9/15/30	295	265
MPT Operating Partnership LP 4.625%, 8/1/29	50	38
Office Properties Income Trust 4.500%, 2/1/25	277	239
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	200	157
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	300	222
Service Properties Trust 4.950%, 2/15/27	125	107
VICI Properties LP
4.950%, 2/15/30	65	61
5.125%, 5/15/32	125	117
144A 4.625%, 6/15/25(1)	25	24
	Par Value	Value

Real Estate—continued
144A 5.750%, 2/1/27(1)	$ 85	$ 83
		2,023

Utilities—2.7%
CMS Energy Corp. 4.750%, 6/1/50	445	382
Electricite de France S.A. 144A 6.900%, 5/23/53(1)	200	207
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	200	222
Ferrellgas LP
144A 5.375%, 4/1/26(1)	45	42
144A 5.875%, 4/1/29(1)	45	38
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	360	363
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	306	308
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(1)	390	372
Southern Co. (The) Series 21-A 3.750%, 9/15/51	307	261
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(5)	155	142
Vistra Corp. 144A 8.000% (1)(6)	90	84
		2,421

Total Corporate Bonds and Notes (Identified Cost $43,649)		39,012

Leveraged Loans—10.2%
Aerospace—0.6%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.147%, 2/15/29(4)	64	63
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(4)	102	100
Kestrel Bidco, Inc. (3 month Term SOFR + 3.100%) 8.251%, 12/11/26(4)	95	91
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	96	100
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(4)	231	231
		585

Chemicals—0.5%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(4)	131	130
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	189	182
Windsor Holdings III LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/30(4)(11)	125	123
		435

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 11.337%, 12/8/28(4)	106	103
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 12/22/26(4)(11)	$ 140	$ 136
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.538%, 8/12/24(4)	102	86
		325

Energy—0.5%
Hamilton Projects Acquiror LLC Tranche B (1 month Term SOFR + 4.614%) 9.717%, 6/17/27(4)	97	96
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 9.253%, 10/18/28(4)	78	77
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(4)	137	137
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 0.000%, 7/16/21(7)(9)	1	—
Traverse Midstream Partners LLC 2023, Tranche B (1 month Term SOFR + 3.850%) 8.937%, 2/16/28(4)	163	161
		471

Financials—0.3%
Asurion LLC Tranche B-9 (3 month LIBOR + 3.250%) 8.788%, 7/31/27(4)	97	92
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(4)	83	82
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.004%, 10/22/27(4)	100	99
		273

Food / Tobacco—0.7%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(4)	90	87
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR - Term SOFR + 2.250%) 7.452%, 1/29/27(4)	139	138
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.452% - 8.592%, 1/24/29(4)	149	139
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.336%, 7/12/29(4)	75	74
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.717%, 9/23/27(4)	99	97
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/31/28(4)	68	66
		601

Forest Prod / Containers—0.3%
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.113% - 9.160%, 8/14/26(4)	75	75
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.831%, 1/31/25(4)	77	77
	Par Value	Value

Forest Prod / Containers—continued
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.467%, 3/3/28(4)	$ 84	$ 81
		233

Gaming / Leisure—0.7%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(4)	55	55
Carnival Corp. Tranche B (1 month Term SOFR + 3.114%) 8.217%, 6/30/25(4)	129	128
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.717%, 5/1/28(4)	94	94
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.538%, 4/26/28(4)	78	77
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.341%, 1/5/29(4)	104	104
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 9.520%, 11/1/26(4)	35	35
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	106	106
		599

Health Care—1.4%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 8.160%, 5/1/30(4)	15	15
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.443%, 9/29/28(4)	124	123
Fortrea, Inc. Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/12/30(4)(11)	55	55
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.342%, 10/1/27(4)	102	100
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.592%, 8/19/28(4)	66	66
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(4)	95	88
Medline Borrower LP (1 month Term SOFR + 3.250%) 8.352%, 10/23/28(4)	139	138
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.761%) 9.003%, 11/30/27(4)	117	115
Phoenix Guarantor, Inc. Tranche B-1 (1 month Term SOFR + 3.250%) 8.352%, 3/5/26(4)	183	181
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.250%) 8.467%, 11/15/28(4)	49	49
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(4)	40	40
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(4)	59	58
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.753%, 11/20/26(4)	58	51
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Health Care—continued
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.943%, 7/2/25(4)	$ 164	$ 158
		1,237

Housing—0.1%
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.114%) 8.217%, 3/19/29(4)	123	124
SRS Distribution, Inc. 2022 (1 month Term SOFR + 3.600%) 8.702%, 6/2/28(4)	15	14
		138

Information Technology—1.6%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(4)	85	85
Second Lien (3 month Term SOFR + 6.750%) 11.992%, 9/17/27(4)	129	128
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.492%, 7/6/29(4)	45	45
ConnectWise LLC (1 month LIBOR + 3.500%) 8.693%, 9/29/28(4)	53	52
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.467%, 7/30/27(4)	105	104
Finastra USA, Inc. First Lien (3 month LIBOR + 3.500%) 9.231%, 6/13/24(4)	94	91
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.693%, 7/1/24(4)	135	133
Indicor LLC (3 month Term SOFR + 4.500%) 9.742%, 11/22/29(4)	65	64
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(4)	114	115
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.467%, 3/10/28(4)	127	124
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.467%, 8/31/28(4)	54	53
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.217%, 4/24/28(4)	103	100
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(4)	102	101
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(4)	149	149
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.271%, 5/3/27(4)	5	5
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(4)	103	101
		1,450

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(4)	85	85
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.253%, 6/23/28(4)	93	91
Second Lien (3 month Term SOFR + 8.250%) 13.409%, 6/25/29(4)	45	41
	Par Value	Value

Manufacturing—continued
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.941%, 3/15/30(4)	$ 90	$ 89
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.932%, 2/23/29(4)	34	34
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.452%, 3/17/27(4)	96	94
		434

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	179	175
Media / Telecom - Diversified Media—0.2%
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 9.967%, 7/28/28(4)	91	84
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.004%, 4/11/29(4)	75	66
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.950%, 5/18/25(4)	69	69
		219

Retail—0.2%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.459%, 11/8/27(4)	83	82
PetsMart LLC (1 month Term SOFR + 3.850%) 8.952%, 2/11/28(4)	83	83
Rising Tide Holdings, Inc. Tranche A (3 month Term SOFR + 5.000%) 10.264%, 6/1/28(4)	60	36
		201

Service—1.6%
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 9.074%, 7/27/28(4)	79	78
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.702%, 12/11/28(4)	95	89
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 8.202%, 3/20/25(4)	176	165
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(4)	101	101
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(4)	97	98
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.427%, 10/30/26(4)	40	40
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.700%, 1/29/26(4)	44	44
Kuehg Corp. (3 month LIBOR + 3.750%) 0.000%, 5/23/30(4)(11)	90	89
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(4)	74	73
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(4)	160	157
PODS LLC (1 month Term SOFR + 3.114%) 8.217%, 3/31/28(4)	82	80
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.852%, 2/24/28(4)	$ 156	$ 155
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.452%, 2/10/29(4)	103	102
TMF Group HoldCo B.V. Tranche B (3 month LIBOR + 3.750%) 0.000%, 5/5/28(4)(11)	40	40
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 8.967%, 12/21/27(4)	101	99
		1,410

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.777%, 12/13/29(4)	113	113
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	95	94
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 9.023%, 10/28/27(4)	79	73
		280

Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(4)	101	101
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 10.217%, 2/23/29(4)	36	36
Tranche C (1 month Term SOFR + 5.000%) 10.217%, 2/23/29(4)	4	4
		141

Total Leveraged Loans (Identified Cost $9,275)		9,207

	Shares
Preferred Stocks—1.1%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (12)	230
JPMorgan Chase & Co. Series HH, 4.600%	103 (12)	96
MetLife, Inc. Series D, 5.875%	173 (12)	159
Truist Financial Corp. Series Q, 5.100%	225 (12)	195
		680

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	277 (12)	277
Total Preferred Stocks (Identified Cost $1,007)		957

	Shares	Value

Common Stocks—0.0%
Consumer Discretionary—0.0%
NMG Parent LLC(7)(13)	271	$ 34
Total Common Stocks (Identified Cost $15)		34

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(13)	7,753	8
Total Rights (Identified Cost $7)		8

Total Long-Term Investments—98.0% (Identified Cost $97,326)		88,762

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(14)	298,259	298
Total Short-Term Investment (Identified Cost $298)		298

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(14)(15)	873,964	874
Total Securities Lending Collateral (Identified Cost $874)		874

TOTAL INVESTMENTS—99.3% (Identified Cost $98,498)		$89,934
Other assets and liabilities, net—0.7%		664
NET ASSETS—100.0%		$90,598

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $46,800 or 51.7% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500 (not in thousands).
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Canada	3
Mexico	2
Indonesia	1
Netherlands	1
United Kingdom	1
Luxembourg	1
Other	8
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$14,573	$ —	$14,573	$—
Corporate Bonds and Notes	39,012	—	39,010	2
Foreign Government Securities	5,211	—	5,211	—
Leveraged Loans	9,207	—	9,207	— (1)
Mortgage-Backed Securities	15,992	—	15,992	—
Municipal Bonds	1,052	—	1,052	—
U.S. Government Securities	2,716	—	2,716	—
Equity Securities:
Preferred Stocks	957	—	957	—
Rights	8	—	—	8
Common Stocks	34	—	—	34
Money Market Mutual Fund	298	298	—	—
Securities Lending Collateral	874	874	—	—
Total Investments	$89,934	$1,172	$88,718	$44

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Series with an end of period value of $78 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Leveraged Loans	Common Stocks	Rights	Foreign Government Securities
Investments in Securities
Balance as of December 31, 2022:	$155	$ 2	$ 26(a)	$ 39(a)	$ 9	$ 79
Accrued discount/(premium)	— (b)	— (b)	— (b)	—	—	—
Net realized gain (loss)	— (b)	—	— (b)	— (b)	—	—
Net change in unrealized appreciation (depreciation)(C)	36	— (b)	31	(5)	(1)	11
Purchases	2	—	2	—	—	—
Sales (d)	(59)	—	(59)	— (b)	—	—
Transfers from Level 3(e)	(90)	—	—	—	—	(90)
Balance as of June 30, 2023	$ 44	$ 2	$ —(a)	$ 34	$ 8	$ —
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500 (not in thousands).
(c) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2023, was $25.
(d) Includes paydowns on securities.
(e) Transfers into and/or from represent the ending value as of June 30, 2023, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—2.2%
Health Care—2.2%
Sartorius AG, 0.470% (Germany)	8,466	$ 2,929
Total Preferred Stock (Identified Cost $3,316)		2,929

Common Stocks—96.6%
Communication Services—2.1%
Universal Music Group N.V. (Netherlands)	126,327	2,806
Consumer Discretionary—4.6%
MercadoLibre, Inc. (Argentina)(1)	2,050	2,428
Yum China Holdings, Inc. (China)	66,730	3,781
		6,209

Consumer Staples—21.1%
CP ALL PCL Foreign Shares (Thailand)	1,288,647	2,275
Diageo plc (United Kingdom)	101,434	4,353
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	48,261	5,349
Heineken N.V. (Netherlands)	40,330	4,145
L’Oreal S.A. (France)	9,856	4,593
Nestle S.A. Registered Shares (Switzerland)	25,166	3,025
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,101,755	4,370
		28,110

Financials—19.5%
Adyen N.V. (Netherlands)(1)	2,659	4,601
AIA Group Ltd. (Hong Kong)	505,939	5,138
Aon plc Class A (United Kingdom)	19,829	6,845
HDFC Bank Ltd. ADR (India)	92,923	6,477
XP, Inc. Class A (Brazil)(1)	123,853	2,906
		25,967

Health Care—19.7%
Alcon, Inc. (Switzerland)	63,000	5,173
ICON plc ADR (Ireland)(1)	17,098	4,278
Novo Nordisk A/S Sponsored ADR (Denmark)	27,102	4,386
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (China)	2,808,770	3,685
STERIS plc (United States)	27,596	6,209
Sysmex Corp. (Japan)	37,729	2,584
		26,315

Industrials—7.8%
Canadian Pacific Kansas City Ltd. (Canada)(2)	56,474	4,561
Experian plc (Ireland)	77,983	2,989
Recruit Holdings Co., Ltd. (Japan)	91,696	2,927
		10,477

Information Technology—14.6%
Atlassian Corp. Class A (United States)(1)	19,602	3,289
Dassault Systemes SE (France)	90,177	3,998
Infosys Ltd. Sponsored ADR (India)	311,957	5,013
SAP SE Sponsored ADR (Germany)(2)	24,313	3,326
Temenos AG Registered Shares (Switzerland)	49,091	3,902
		19,528

	Shares	Value

Materials—7.2%
Linde plc (United States)	14,313	$ 5,454
Sika AG Registered Shares (Switzerland)	14,592	4,169
		9,623

Total Common Stocks (Identified Cost $105,678)		129,035

Total Long-Term Investments—98.8% (Identified Cost $108,994)		131,964

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(3)	78,050	78
Total Short-Term Investment (Identified Cost $78)		78

Securities Lending Collateral—5.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(3)(4)	7,752,983	7,753
Total Securities Lending Collateral (Identified Cost $7,753)		7,753

TOTAL INVESTMENTS—104.7% (Identified Cost $116,825)		$139,795
Other assets and liabilities, net—(4.7)%		(6,296)
NET ASSETS—100.0%		$133,499

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	16%
Switzerland	12
Netherlands	8
India	8
United Kingdom	8
Mexico	7
France	6
Other	35
Total	100%
† % of total investments as of June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

SGA International Growth Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$129,035	$108,645	$20,390
Preferred Stock	2,929	2,929	—
Money Market Mutual Fund	78	78	—
Securities Lending Collateral	7,753	7,753	—
Total Investments	$139,795	$119,405	$20,390
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—6.3%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 305	$ 237
2.500%, 2/15/46	849	653
3.000%, 8/15/48	485	409
1.250%, 5/15/50	145	82
1.375%, 8/15/50	595	346
1.875%, 2/15/51	470	311
2.000%, 8/15/51	50	34
2.250%, 2/15/52	50	36
3.625%, 2/15/53	2,245	2,155
U.S. Treasury Notes
0.375%, 7/31/27	100	86
1.250%, 8/15/31	50	41
Total U.S. Government Securities (Identified Cost $5,113)		4,390

Municipal Bonds—2.0%
California—0.5%
San Diego County Regional Airport Authority Rental Car Center Project Series B - Taxable 5.594%, 7/1/43	265	256
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	65	46
University of California, Series B-A, Taxable 4.428%, 5/15/48	75	66
		368

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	175	172
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	90	83
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	10	8
New York—0.5%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	210	230
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	85	93
		323

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	70	56
State of Texas, General Obligation Taxable 3.211%, 4/1/44	25	20
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	55	43
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 25	$ 24
		143

Virginia—0.4%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	135	119
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	180	170
		289

Total Municipal Bonds (Identified Cost $1,529)		1,386

Foreign Government Securities—0.1%
Bolivarian Republic of Venezuela 9.375%, 1/13/34(1)	65	5
United Mexican States 4.750%, 3/8/44	54	47
Total Foreign Government Securities (Identified Cost $105)		52

Mortgage-Backed Securities—8.6%
Agency—2.2%
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	1	1
Pool #835144 5.000%, 10/1/35	8	8
Pool #882224 6.000%, 9/1/36	— (2)	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	5	5
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	2	2
Pool #991124 5.000%, 1/1/39	2	2
Pool #994322 6.000%, 1/1/39	2	2
Pool #994383 5.500%, 11/1/38	4	4
Pool #AA4418 4.500%, 3/1/39	3	3
Pool #AA4434 5.000%, 3/1/39	3	3
Pool #AA4436 6.000%, 3/1/39	3	3
Pool #FS4438 5.000%, 11/1/52	347	340
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA4785 5.000%, 10/1/52	$ 791	$ 775
Pool #MA4805 4.500%, 11/1/52	135	130
Pool #MA5072 5.500%, 7/1/53	260	259
Government National Mortgage Association
Pool #385198 6.500%, 2/15/24	1	1
Pool #563381 6.500%, 11/15/31	5	5
		1,553

Non-Agency—6.4%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(3)(4)	40	36
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(3)	93	89
2015-SFR2, C 144A 4.691%, 10/17/52(3)	110	107
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	100	93
2020-SFR2, D 144A 3.282%, 7/17/37(3)	100	93
Angel Oak Mortgage Trust 2021-8, A1 144A 1.820%, 11/25/66(3)(4)	78	65
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	21	19
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	39	36
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.872%, Cap N/A, Floor 0.872%) 144A 6.066%, 3/15/37(3)(4)	100	90
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	63	62
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.045%, 4/15/37(3)(4)	115	112
BX Trust
2018-GW, B (1 month LIBOR + 1.270%, Cap N/A, Floor 1.270%) 144A 6.463%, 5/15/35(3)(4)	125	123
2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	80	66
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	22	20
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	28	24
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	199	192
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	70	65
CoreVest American Finance Trust 2020-1, A1 144A 1.832%, 3/15/50(3)	35	33
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.173%, 5/15/36(3)(4)	100	99
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	$ 52	$ 44
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	37	31
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.894%, 7/15/38(3)(4)	207	202
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	115	103
2021-SFR1, D 144A 2.189%, 8/17/38(3)	75	64
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(3)(4)	4	3
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	10	9
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	80	67
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(3)(4)	84	84
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	109	106
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	15	14
2017-5, A1 144A 3.356%, 10/26/48(3)(4)	20	20
MetLife Securitization Trust 2017-1A, M1 144A 3.453%, 4/25/55(3)(4)	100	85
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(3)(4)	100	86
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	225	210
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	21	20
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	37	34
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	15	14
2016-3A, A1 144A 3.750%, 9/25/56(3)(4)	20	18
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	76	69
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	57	52
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	72	67
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	32	28
2022-NQM2, A1 144A 3.079%, 3/27/62(3)(4)	88	78
2016-2A, A1 144A 3.750%, 11/26/35(3)(4)	43	40
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	77	62
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	8	7
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage LLC 2021-2, A1 144A 2.115%, 3/25/26(3)(4)	$ 55	$ 52
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(3)	100	88
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	19	16
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	21	18
Residential Mortgage Loan Trust
2019-2, A1 144A 2.913%, 5/25/59(3)(4)	4	4
2020-1, A1 144A 2.376%, 1/26/60(3)(4)	121	114
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(3)(4)	7	6
2021-1, A3 144A 1.560%, 7/25/61(3)(4)	33	25
Towd Point Mortgage Trust
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	144	142
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	140	128
2018-6, A1A 144A 3.750%, 3/25/58(3)(4)	58	56
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	110	96
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	100	86
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	100	80
2023-1, A1 144A 3.750%, 1/25/63(3)	95	87
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(3)	100	92
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	100	89
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(3)	1	1
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	49	46
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	56	52
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(3)(4)	61	57
2020-1R, A2 144A 1.567%, 11/25/55(3)	26	23
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	40	38
		4,437

Total Mortgage-Backed Securities (Identified Cost $6,391)		5,990

Asset-Backed Securities—4.5%
Automobiles—2.3%
American Credit Acceptance Receivables Trust
2021-3, C 144A 0.980%, 11/15/27(3)	44	44
	Par Value	Value

Automobiles—continued
2022-1, D 144A 2.460%, 3/13/28(3)	$ 55	$ 52
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	85	80
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(3)	41	40
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(3)	37	37
Avis Budget Rental Car Funding AESOP LLC (AESOP) 2022-5A, A 144A 6.120%, 4/20/27(3)	42	42
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(3)	115	113
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	4	4
2021-N2, C 1.070%, 3/10/28	23	21
2023-N1, C 144A 5.920%, 7/10/29(3)	93	91
CIG Auto Receivables Trust 2020-1A, D 144A 2.350%, 1/12/26(3)	107	107
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(3)	60	59
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	51	50
Exeter Automobile Receivables Trust 2023-2A, B 5.610%, 9/15/27	65	64
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	80	79
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(3)	55	51
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(3)	75	72
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	45	42
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(3)	50	49
2023-1A, B 144A 6.190%, 6/15/27(3)	49	49
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	62	60
Lobel Automobile Receivables Trust 2023-1, A 144A 6.970%, 7/15/26(3)	72	72
Santander Drive Auto Receivables Trust 2022-7, A2 5.810%, 1/15/26	60	60
Tricolor Auto Securitization Trust 2023-1A, B 144A 6.840%, 11/16/26(3)	50	50
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(3)	104	104
Westlake Automobile Receivables Trust
2020-3A, C 144A 1.240%, 11/17/25(3)	36	35
2023-1A, C 144A 5.740%, 8/15/28(3)	50	49
		1,576

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Loans—0.3%
ACHV ABS Trust 2023-1PL, A 144A 6.420%, 3/18/30(3)	$ 110	$ 110
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	79	78
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(3)	17	17
		205

Credit Card—0.2%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	60	56
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	80	80
		136

Other—1.7%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(3)	57	53
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(3)	88	78
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	73	64
Arm Master Trust LLC 2023-T1, A 144A 6.562%, 2/17/25(3)	70	70
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	17	17
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(3)	28	27
2023-A, A 144A 5.770%, 11/15/38(3)	80	79
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	49	42
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(3)	50	50
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	90	81
Dext ABS LLC
2020-1, A 144A 1.460%, 2/16/27(3)	2	2
2020-1, B 144A 1.920%, 11/15/27(3)	65	64
2023-1, A2 144A 5.990%, 3/15/32(3)	40	39
Foundation Finance Trust 2023-1A, A 144A 5.670%, 12/15/43(3)	78	76
Hilton Grand Vacations Trust 2022-2A, C 144A 5.570%, 1/25/37(3)	47	44
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	79	73
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(3)	17	16
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(3)	40	37
2023-1A, B 144A 5.420%, 10/20/40(3)	77	76
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(3)	95	90
	Par Value	Value

Other—continued
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	$ 45	$ 43
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	3	3
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	23	22
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(3)	45	44
		1,190

Total Asset-Backed Securities (Identified Cost $3,202)		3,107

Corporate Bonds and Notes—12.9%
Communication Services—0.8%
CCO Holdings LLC 144A 4.750%, 3/1/30(3)	60	51
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	45	29
Sprint Capital Corp. 8.750%, 3/15/32	55	66
Sprint Spectrum Co. LLC 144A 5.152%, 9/20/29(3)	190	188
T-Mobile USA, Inc. 3.875%, 4/15/30	55	51
Verizon Communications, Inc. 2.550%, 3/21/31	56	47
Vodafone Group plc 5.625%, 2/10/53	105	103
		535

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	200	193
Clarios Global LP 144A 6.750%, 5/15/28(3)	5	5
Ford Motor Co.
3.250%, 2/12/32	26	20
4.750%, 1/15/43	15	12
General Motors Financial Co., Inc. 1.250%, 1/8/26	70	63
MDC Holdings, Inc. 3.966%, 8/6/61	60	36
		329

Consumer Staples—0.5%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	105	101
BAT Capital Corp. 7.750%, 10/19/32	92	101
Church & Dwight Co., Inc. 5.000%, 6/15/52	95	94
Pilgrim’s Pride Corp. 6.250%, 7/1/33	53	51
		347

Energy—0.6%
BP Capital Markets plc 4.875% (5)	70	64
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
Civitas Resources, Inc. 144A 8.750%, 7/1/31(3)	$ 30	$ 30
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	50	44
Enbridge, Inc. 7.625%, 1/15/83	80	80
Energy Transfer LP Series H 6.500% (5)	25	23
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	65	52
Kinder Morgan, Inc.
4.300%, 6/1/25	45	44
7.750%, 1/15/32	35	39
Occidental Petroleum Corp. 6.125%, 1/1/31	50	51
		427

Financials—4.7%
Allstate Corp. (The) Series B 5.750%, 8/15/53	130	128
Ares Finance Co. LLC 144A 4.000%, 10/8/24(3)	80	77
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	65	50
Bank of America Corp.
2.687%, 4/22/32	320	265
2.482%, 9/21/36	160	122
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	40	42
Series G 4.700%(5)	105	102
Blackstone Private Credit Fund 2.625%, 12/15/26	39	33
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	70	53
Brighthouse Financial, Inc. 5.625%, 5/15/30	22	21
Brookfield Finance, Inc. 3.900%, 1/25/28	145	134
Capital One Financial Corp. 2.359%, 7/29/32	118	83
Charles Schwab Corp. (The) Series H 4.000% (5)	70	51
Citadel LP 144A 4.875%, 1/15/27(3)	50	48
Citigroup, Inc.
3.980%, 3/20/30	265	245
6.270%, 11/17/33	70	74
Corebridge Financial, Inc. 6.875%, 12/15/52	85	82
Discover Financial Services 6.700%, 11/29/32	80	82
Fifth Third Bancorp 4.337%, 4/25/33	75	66
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	155	131
6.450%, 5/1/36	55	58
JPMorgan Chase & Co.
5.717%, 9/14/33	65	66
1.953%, 2/4/32	315	251
KeyCorp 4.789%, 6/1/33	45	38
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	$ 25	$ 22
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	30	24
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	67	43
MetLife, Inc. Series G 3.850% (5)	60	55
Morgan Stanley
5.948%, 1/19/38	65	64
6.375%, 7/24/42	160	178
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(4)	41	40
OneMain Finance Corp. 6.875%, 3/15/25	55	55
OWL Rock Core Income Corp. 4.700%, 2/8/27	32	29
Prudential Financial, Inc.
6.000%, 9/1/52	25	24
6.750%, 3/1/53	55	55
State Street Corp.
4.164%, 8/4/33	95	88
4.821%, 1/26/34	56	54
Synchrony Financial 3.700%, 8/4/26	45	40
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	55	40
Wells Fargo & Co.
4.897%, 7/25/33	105	101
Series BB 3.900%(5)	65	57
		3,271

Health Care—1.2%
Amgen, Inc.
5.250%, 3/2/33	31	31
5.650%, 3/2/53	26	26
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	52	48
3.700%, 3/15/32	25	22
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)(6)	155	126
CVS Health Corp. 5.875%, 6/1/53	69	71
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	110	95
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	100	103
HCA, Inc. 5.250%, 6/15/49	85	77
Illumina, Inc. 2.550%, 3/23/31	127	105
Royalty Pharma plc
2.150%, 9/2/31	35	27
3.350%, 9/2/51	40	26
Universal Health Services, Inc. 2.650%, 1/15/32	125	98
		855

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—1.3%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	$ 101	$ 96
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	90	84
Boeing Co. (The)
5.805%, 5/1/50	40	40
5.930%, 5/1/60	53	52
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	86	71
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	95	78
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	84	77
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	121	101
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	109	109
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	45	42
Sempra Global 144A 3.250%, 1/15/32(3)	93	75
TransDigm, Inc. 144A 6.250%, 3/15/26(3)	25	25
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	34	35
		885

Information Technology—1.0%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(3)	35	32
144A 4.000%, 7/1/29(3)	55	49
Broadcom, Inc. 4.150%, 11/15/30	70	64
CDW LLC 3.569%, 12/1/31	61	52
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	20	17
Dell International LLC 8.100%, 7/15/36	70	82
Kyndryl Holdings, Inc. 2.700%, 10/15/28	37	30
Leidos, Inc. 2.300%, 2/15/31	130	102
Motorola Solutions, Inc. 4.600%, 5/23/29	135	131
Oracle Corp.
6.250%, 11/9/32	50	53
5.550%, 2/6/53	40	39
3.850%, 4/1/60	30	21
TD SYNNEX Corp. 2.375%, 8/9/28	60	49
		721

Materials—0.4%
ArcelorMittal S.A. 6.800%, 11/29/32	65	67
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	65	58
Celanese U.S. Holdings LLC 3.500%, 5/8/24	70	68
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	30	29
	Par Value	Value

Materials—continued
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	$ 75	$ 62
Knife River Corp. 144A 7.750%, 5/1/31(3)	5	5
		289

Real Estate—1.0%
EPR Properties 4.750%, 12/15/26	90	82
GLP Capital LP
5.750%, 6/1/28	100	98
3.250%, 1/15/32	6	5
Kite Realty Group Trust 4.750%, 9/15/30	70	63
MPT Operating Partnership LP
4.625%, 8/1/29	10	7
3.500%, 3/15/31	30	21
Office Properties Income Trust 4.500%, 2/1/25	90	78
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	65	48
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	100
Service Properties Trust 4.500%, 3/15/25	55	52
VICI Properties LP
4.950%, 2/15/30	50	47
5.125%, 5/15/32	65	61
		662

Utilities—0.9%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	105	98
CMS Energy Corp. 4.750%, 6/1/50	60	52
Exelon Corp. 5.600%, 3/15/53	105	106
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(3)	75	75
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	85	86
Puget Energy, Inc.
2.379%, 6/15/28	89	77
4.224%, 3/15/32	42	38
Southern Co. (The) Series 21-A 3.750%, 9/15/51	94	80
Vistra Corp. 144A 8.000% (3)(5)	45	42
		654

Total Corporate Bonds and Notes (Identified Cost $9,643)		8,975

Leveraged Loans—1.2%
Aerospace—0.1%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(4)	31	31
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	16	17
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Aerospace—continued
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(4)	$ 21	$ 21
		69

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(4)	69	68
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.470% - 7.600%, 2/11/28(4)	14	14
Energy—0.0%
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(4)	25	24
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(7)(8)	— (2)	—
		24

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-6 (1 month Term SOFR + 2.610%) 7.717%, 6/22/30(4)	25	25
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(4)	40	39
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(4)	22	22
		86

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.972%, 7/1/26(4)	32	32
Gaming / Leisure—0.2%
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.939%, 6/22/26(4)	20	20
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(4)	50	50
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 7.450%, 2/8/27(4)	19	19
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	19	19
		108

Health Care—0.1%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 0.000%, 5/1/30(4)(9)	40	39
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.443%, 9/29/28(4)	50	50
		89

Housing—0.0%
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.692%, 9/22/28(4)	21	21
	Par Value	Value

Information Technology—0.1%
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 9/21/28(4)	$ 19	$ 19
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.000%) 8.102%, 11/9/29(4)	15	15
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(4)	15	15
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(4)	30	30
		79

Manufacturing—0.0%
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26(4)	19	19
Media / Telecom - Broadcasting—0.0%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.717%, 9/18/26(4)	11	11
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.950%, 4/11/25(4)	38	38
Service—0.1%
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(4)	50	49
Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	45	45
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 0.000%, 8/1/25(4)(9)	50	50
Total Leveraged Loans (Identified Cost $799)		802

	Shares
Preferred Stocks—0.3%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	30 (10)	28
MetLife, Inc. Series D, 5.875%(6)	55 (10)	50
Truist Financial Corp. Series Q, 5.100%	90 (10)	78
		156

Industrials—0.1%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	66 (10)	66
Total Preferred Stocks (Identified Cost $233)		222

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Common Stocks—61.6%
Communication Services—5.3%
Adevinta ASA Class B(11)	21,125	$ 138
Auto Trader Group plc	71,844	557
Baltic Classifieds Group plc	263,006	615
CTS Eventim AG & Co. KGaA	2,478	156
Dayamitra Telekomunikasi PT	6,944,000	308
Infrastrutture Wireless Italiane SpA	12,388	163
New Work SE	1,644	222
Rightmove plc	69,781	464
Trade Desk, Inc. (The) Class A(11)	13,477	1,041
		3,664

Consumer Discretionary—10.1%
Airbnb, Inc. Class A(11)	4,934	632
Allegro.eu S.A.(11)	39,036	307
Amazon.com, Inc.(11)	13,026	1,698
AutoZone, Inc.(11)	209	521
Home Depot, Inc. (The)	1,838	571
Marriott International, Inc. Class A	4,679	860
Max Stock Ltd.	50,758	104
MercadoLibre, Inc.(11)	439	520
Mercari, Inc.(11)	9,300	219
NIKE, Inc. Class B	7,988	882
Ross Stores, Inc.	5,188	582
Victorian Plumbing Group plc	148,790	126
		7,022

Consumer Staples—3.4%
Anhui Gujing Distillery Co., Ltd. Class B	8,800	152
Estee Lauder Cos., Inc. (The) Class A	2,381	467
Heineken Malaysia Bhd	41,100	230
McCormick & Co., Inc. Non-voting Shares	5,940	518
Monster Beverage Corp.(11)	12,639	726
PepsiCo, Inc.	1,511	280
		2,373

Energy—1.7%
Devon Energy Corp.	3,829	185
Hess Corp.	2,384	324
Pason Systems, Inc.	13,634	119
Pioneer Natural Resources Co.	1,589	329
Schlumberger N.V.	5,053	248
		1,205

Financials—8.3%
AJ Bell plc	48,894	199
Bank of America Corp.	9,793	281
Block, Inc. Class A(11)	7,038	468
FinecoBank Banca Fineco SpA	22,228	299
Gruppo MutuiOnline SpA(11)	10,101	340
Hargreaves Lansdown plc	14,967	155
Hypoport SE(11)	1,291	236
MarketAxess Holdings, Inc.	760	199
Mortgage Advice Bureau Holdings Ltd.	33,989	255
Nordnet AB publ	7,041	94
Progressive Corp. (The)	5,307	702
S&P Global, Inc.	1,291	518
Visa, Inc. Class A	8,483	2,014
	Shares	Value

Financials—continued
VNV Global AB(11)	17,779	$ 33
		5,793

Health Care—5.6%
Danaher Corp.	2,832	680
Eli Lilly & Co.	1,464	687
Haw Par Corp., Ltd.	58,000	401
HealthEquity, Inc.(11)	3,936	248
IDEXX Laboratories, Inc.(11)	712	358
Mettler-Toledo International, Inc.(11)	239	313
Nakanishi, Inc.	4,500	100
Zoetis, Inc. Class A	6,273	1,080
		3,867

Industrials—8.7%
Boa Vista Servicos S.A.	217,011	358
CAE, Inc.(11)	12,403	277
Enento Group Oyj(11)	6,955	160
Equifax, Inc.	2,558	602
Fair Isaac Corp.(11)	1,049	849
Haitian International Holdings Ltd.	106,981	251
Howden Joinery Group plc	34,095	278
Knorr-Bremse AG	4,667	356
Meitec Corp.	15,000	259
MTU Aero Engines AG	1,393	361
Paycom Software, Inc.	4,055	1,303
S-1 Corp.	7,018	285
Uber Technologies, Inc.(11)	17,030	735
		6,074

Information Technology—15.3%
Accenture plc Class A	2,359	728
Alten S.A.	1,867	294
Amphenol Corp. Class A	14,616	1,242
BILL Holdings, Inc.(11)	6,058	708
Bouvet ASA	44,912	271
Brockhaus Technologies AG(11)	4,707	123
Cadence Design Systems, Inc.(11)	1,439	337
FDM Group Holdings plc	28,073	200
MongoDB, Inc. Class A(11)	2,279	937
NVIDIA Corp.	7,342	3,106
Roper Technologies, Inc.	1,641	789
Shopify, Inc. Class A(11)	5,124	331
Snowflake, Inc. Class A(11)	3,561	627
Workday, Inc. Class A(11)	4,176	943
		10,636

Materials—1.3%
Corp. Moctezuma SAB de C.V.	76,431	270
Ecolab, Inc.	3,289	614
		884

Real Estate—1.9%
CoStar Group, Inc.(11)	9,937	885
Prologis, Inc.	3,265	400
		1,285

Total Common Stocks (Identified Cost $27,069)		42,803

See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(11)	1,084	$ 1
Total Rights (Identified Cost $1)		1

Warrant—0.0%
Financials—0.0%
VNV Global AB, 08/10/23(11)	12,500	— (2)
Total Warrant (Identified Cost $—)		— (2)

Total Long-Term Investments—97.5% (Identified Cost $54,085)		67,728

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(12)	176,376	176
Total Short-Term Investment (Identified Cost $176)		176

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(12)(13)	179,340	179
Total Securities Lending Collateral (Identified Cost $179)		179

TOTAL INVESTMENTS—98.0% (Identified Cost $54,440)		$68,083
Other assets and liabilities, net—2.0%		1,365
NET ASSETS—100.0%		$69,448

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Amount is less than $500 (not in thousands).
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $8,881 or 12.8% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
United Kingdom	5
Germany	2
Brazil	1
Italy	1
Canada	1
Japan	1
Other	5
Total	100%
† % of total investments as of June 30, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements

Strategic Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 3,107	$ —	$ 3,107	$—
Corporate Bonds and Notes	8,975	—	8,975	—
Foreign Government Securities	52	—	52	—
Leveraged Loans	802	—	802	— (1)
Mortgage-Backed Securities	5,990	—	5,990	—
Municipal Bonds	1,386	—	1,386	—
U.S. Government Securities	4,390	—	4,390	—
Equity Securities:
Common Stocks	42,803	40,598	2,205	—
Preferred Stocks	222	—	222	—
Rights	1	—	—	1
Warrant	— (2)	— (2)	—	—
Money Market Mutual Fund	176	176	—	—
Securities Lending Collateral	179	179	—	—
Total Investments	$68,083	$40,953	$27,129	$ 1

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
Security held by the Series with an end of period value of $5 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Assets
Investment in securities at value(1)(2)	$ 85,941	$ 216,306	$ 85,788	$ 85,617
Foreign currency at value(3)	—	—	—	— (a)
Cash	1,509	1,925	1,004	1,908
Receivables
Investment securities sold	306	—	—	—
Series shares sold	72	—	48	135
Dividends	296	64	364	45
Tax reclaims	—	—	89	—
Securities lending income	—	—	— (a)	—
Prepaid Trustees’ retainer	2	4	2	2
Other assets	191	471	186	190
Total assets	88,317	218,770	87,481	87,897
Liabilities
Payables
Series shares repurchased	7	100	— (a)	3
Investment securities purchased	155	—	—	—
Collateral on securities loaned	—	—	3,030	—
Investment advisory fees	49	113	35	51
Distribution and service fees	15	44	17	16
Administration and accounting fees	8	18	8	8
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	28	38	26	24
Trustee deferred compensation plan	191	471	186	190
Interest expense and/or commitment fees	— (a)	1	— (a)	— (a)
Other accrued expenses	29	58	28	27
Total liabilities	482	843	3,330	319
Net Assets	$ 87,835	$ 217,927	$ 84,151	$ 87,578
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 67,749	$ 95,571	$ 76,779	$ 54,616
Accumulated earnings (loss)	20,086	122,356	7,372	32,962
Net Assets	$ 87,835	$ 217,927	$ 84,151	$ 87,578
Net Assets:
Class A	$ 76,762	$ 217,927	$ 84,151	$ 80,410
Class I	$ 11,073	$ —	$ —	$ 7,168
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,074,840	7,063,171	7,502,084	3,230,179
Class I	588,180	—	—	273,717
Net Asset Value Per Share:(b)
Class A	$ 18.84	$ 30.85	$ 11.22	$ 24.89
Class I	$ 18.83	$ —	$ —	$ 26.19

(1) Investment in securities at cost	$ 66,763	$ 97,726	$ 79,350	$ 56,931
(2) Market value of securities on loan	$ —	$ —	$ 2,907	$ —
(3) Foreign currency at cost	$ —	$ —	$ —	$ —(a)

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
June 30, 2023
(Reported in thousands except shares and per share amounts)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Strategic Allocation Series
Assets
Investment in securities at value(1)(2)	$ 64,579	$ 89,934	$ 139,795	$ 68,083
Foreign currency at value(3)	—	—	— (a)	10
Cash	1,506	1,522	1,304	1,366
Receivables
Investment securities sold	—	55	—	105
Series shares sold	9	20	—	25
Dividends and interest	47	825	115	239
Tax reclaims	—	—	273	17
Securities lending income	—	1	— (a)	— (a)
Prepaid Trustees’ retainer	1	2	3	1
Other assets	144	202	293	152
Total assets	66,286	92,561	141,783	69,998
Liabilities
Payables
Series shares repurchased	14	6	49	49
Investment securities purchased	—	759	—	75
Collateral on securities loaned	—	874	7,753	179
Investment advisory fees	36	36	79	28
Distribution and service fees	13	18	27	14
Administration and accounting fees	6	8	12	6
Transfer agent fees and expenses	— (a)	— (a)	— (a)	— (a)
Professional fees	23	26	34	23
Trustee deferred compensation plan	144	202	293	152
Interest expense and/or commitment fees	— (a)	— (a)	— (a)	— (a)
Other accrued expenses	21	34	37	24
Total liabilities	257	1,963	8,284	550
Net Assets	$ 66,029	$ 90,598	$ 133,499	$ 69,448
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 42,509	$ 104,234	$ 113,036	$ 52,207
Accumulated earnings (loss)	23,520	(13,636)	20,463	17,241
Net Assets	$ 66,029	$ 90,598	$ 133,499	$ 69,448
Net Assets:
Class A	$ 66,029	$ 88,104	$ 133,375	$ 69,448
Class I	$ —	$ 2,494	$ 124	$ —
Shares of Beneficial Interest Outstanding $1 par value, unlimited authorization:
Class A	4,518,484	10,407,256	10,277,468	5,487,983
Class I	—	295,476	9,525	—
Net Asset Value Per Share:(b)
Class A	$ 14.61	$ 8.47	$ 12.98	$ 12.65
Class I	$ —	$ 8.44	$ 13.07	$ —

(1) Investment in securities at cost	$ 43,075	$ 98,498	$ 116,825	$ 54,440
(2) Market value of securities on loan	$ —	$ 841	$ 7,730	$ 173
(3) Foreign currency at cost	$ —	$ —	$ —(a)	$ 10

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series	KAR Equity Income Series	KAR Small-Cap Growth Series
Investment Income
Dividends	$1,561	$ 768	$ 1,846	$ 302
Securities lending, net of fees	—	—	11	—
Foreign taxes withheld	—	—	(43)	—
Total investment income	1,561	768	1,814	302
Expenses
Investment advisory fees	320	694	300	364
Distribution and service fees, Class A	95	248	107	99
Administration and accounting fees	47	105	48	48
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	— (1)	— (1)	1
Printing fees and expenses	4	6	3	3
Professional fees	9	3	8	8
Interest expense and/or commitment fees	— (1)	1	— (1)	— (1)
Trustees’ fees and expenses	3	7	4	3
Miscellaneous expenses	4	5	7	3
Total expenses	482	1,069	477	529
Less net expenses reimbursed and/or waived by investment adviser(2)	(30)	(58)	(61)	(53)
Net expenses	452	1,011	416	476
Net investment income (loss)	1,109	(243)	1,398	(174)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	516	4,678	(147)	4,669
Foreign currency transactions	—	—	— (1)	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	2,435	37,612	(3,093)	5,418
Foreign currency transactions	—	—	— (1)	—
Net realized and unrealized gain (loss) on investments	2,951	42,290	(3,240)	10,087
Net increase (decrease) in net assets resulting from operations	$4,060	$42,047	$(1,842)	$ 9,913

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED June 30, 2023
($ reported in thousands)
	KAR Small-Cap Value Series	Newfleet Multi-Sector Intermediate Bond Series	SGA International Growth Series	Strategic Allocation Series
Investment Income
Dividends	$ 518	$ 24	$ 1,081	$ 340
Interest	—	2,422	—	444
Securities lending, net of fees	—	4	2	— (1)
Foreign taxes withheld	—	—	(127)	(20)
Total investment income	518	2,450	956	764
Expenses
Investment advisory fees	293	230	489	183
Distribution and service fees, Class A	81	112	163	83
Administration and accounting fees	37	51	70	38
Transfer agent fees and expenses	— (1)	— (1)	— (1)	— (1)
Custodian fees	— (1)	6	2	6
Printing fees and expenses	2	3	5	2
Professional fees	9	12	8	14
Interest expense and/or commitment fees	— (1)	— (1)	— (1)	— (1)
Trustees’ fees and expenses	3	4	5	2
Miscellaneous expenses	2	14	7	12
Total expenses	427	432	749	340
Less net expenses reimbursed and/or waived by investment adviser(2)	(73)	(6)	(13)	(18)
Net expenses	354	426	736	322
Net investment income (loss)	164	2,024	220	442
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,057	(1,537)	(1,299)	3,381
Foreign currency transactions	—	—	(16)	(1)
Foreign capital gains tax	—	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	2,126	2,568	17,847	5,035
Foreign currency transactions	—	—	35	— (1)
Net realized and unrealized gain (loss) on investments	4,183	1,031	16,567	8,415
Net increase (decrease) in net assets resulting from operations	$4,347	$ 3,055	$16,787	$8,857

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 1,109	$ 1,416	$ (243)	$ (764)
Net realized gain (loss)	516	599	4,678	35,617
Net change in unrealized appreciation (depreciation)	2,435	(33,325)	37,612	(146,750)
Increase (decrease) in net assets resulting from operations	4,060	(31,310)	42,047	(111,897)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(446)	(2,861)	(5,200)	(35,780)
Class I	(64)	(371)	—	—
Total dividends and distributions to shareholders	(510)	(3,232)	(5,200)	(35,780)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,170)	(5,023)	(4,419)	16,844
Class I	1,395	4,142	—	—
Increase (decrease) in net assets from capital transactions	225	(881)	(4,419)	16,844
Net increase (decrease) in net assets	3,775	(35,423)	32,428	(130,833)
Net Assets
Beginning of period	84,060	119,483	185,499	316,332
End of Period	$ 87,835	$ 84,060	$ 217,927	$ 185,499
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Equity Income Series		KAR Small-Cap Growth Series
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 1,398	$ 2,432	$ (174)	$ (557)
Net realized gain (loss)	(147)	4,113	4,669	9,104
Net change in unrealized appreciation (depreciation)	(3,093)	(9,028)	5,418	(46,186)
Increase (decrease) in net assets resulting from operations	(1,842)	(2,483)	9,913	(37,639)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(875)	(6,180)	(1,025)	(8,861)
Class I	—	—	(85)	(749)
Total dividends and distributions to shareholders	(875)	(6,180)	(1,110)	(9,610)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,169)	(3,891)	(1,724)	(1,024)
Class I	—	—	(275)	590
Increase (decrease) in net assets from capital transactions	(3,169)	(3,891)	(1,999)	(434)
Net increase (decrease) in net assets	(5,886)	(12,554)	6,804	(47,683)
Net Assets
Beginning of period	90,037	102,591	80,774	128,457
End of Period	$ 84,151	$ 90,037	$ 87,578	$ 80,774
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 164	$ 238	$ 2,024	$ 3,390
Net realized gain (loss)	2,057	3,478	(1,537)	(3,069)
Net change in unrealized appreciation (depreciation)	2,126	(25,460)	2,568	(10,944)
Increase (decrease) in net assets resulting from operations	4,347	(21,744)	3,055	(10,623)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,660)	(4,940)	(209)	(3,211)
Class I	—	—	(6)	(91)
Total dividends and distributions to shareholders	(1,660)	(4,940)	(215)	(3,302)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,391)	(281)	(5,509)	(7,243)
Class I	—	—	73	1,103
Increase (decrease) in net assets from capital transactions	(1,391)	(281)	(5,436)	(6,140)
Net increase (decrease) in net assets	1,296	(26,965)	(2,596)	(20,065)
Net Assets
Beginning of period	64,733	91,698	93,194	113,259
End of Period	$ 66,029	$ 64,733	$ 90,598	$ 93,194
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA International Growth Series		Strategic Allocation Series
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$ 220	$ 131	$ 442	$ 458
Net realized gain (loss)	(1,315)	(1,245)	3,380	4,610
Net change in unrealized appreciation (depreciation)	17,882	(29,058)	5,035	(35,699)
Increase (decrease) in net assets resulting from operations	16,787	(30,172)	8,857	(30,631)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(3,499)	(655)	(5,325)
Class I	—	(3)	—	—
Total dividends and distributions to shareholders	—	(3,502)	(655)	(5,325)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(9,169)	(3,728)	(2,428)	(3,527)
Class I	—	3	—	—
Increase (decrease) in net assets from capital transactions	(9,169)	(3,725)	(2,428)	(3,527)
Net increase (decrease) in net assets	7,618	(37,399)	5,774	(39,483)
Net Assets
Beginning of period	125,881	163,280	63,674	103,157
End of Period	$ 133,499	$ 125,881	$ 69,448	$ 63,674
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Real Estate Securities Series
Class A
1/1/23 to 6/30/23(6)	$18.08	0.24	0.63	0.87	(0.11)	—	(0.11)	0.76	$18.84	4.81%	$ 76,762	1.09%	1.16%	2.56%	19%
1/1/22 to 12/31/22	25.32	0.29	(6.84)	(6.55)	(0.20)	(0.49)	(0.69)	(7.24)	18.08	(26.09)	74,859	1.13 (7)	1.21	1.40	24
1/1/21 to 12/31/21	17.71	0.17	8.01	8.18	(0.16)	(0.41)	(0.57)	7.61	25.32	46.41	111,162	1.10	1.17	0.77	16
1/1/20 to 12/31/20	18.54	0.22	(0.52)	(0.30)	(0.20)	(0.33)	(0.53)	(0.83)	17.71	(1.55)	71,741	1.14 (8)	1.20	1.30	26
1/1/19 to 12/31/19	16.40	0.30	4.20	4.50	(0.34)	(2.02)	(2.36)	2.14	18.54	27.42	77,044	1.16 (8)	1.20	1.57	44
1/1/18 to 12/31/18	19.23	0.28	(1.41)	(1.13)	(0.30)	(1.40)	(1.70)	(2.83)	16.40	(6.53)	65,357	1.16 (7)	1.19	1.54	20
Class I
1/1/23 to 6/30/23(6)	$18.05	0.27	0.62	0.89	(0.11)	—	(0.11)	0.78	$18.83	4.93%	$ 11,073	0.84%	0.91%	2.94%	19%
1/1/22 to 12/31/22	25.31	0.37	(6.86)	(6.49)	(0.28)	(0.49)	(0.77)	(7.26)	18.05	(25.90)	9,201	0.88 (7)	0.97	1.76	24
1/1/21 to 12/31/21	17.70	0.23	8.02	8.25	(0.23)	(0.41)	(0.64)	7.61	25.31	46.87	8,321	0.85	0.92	1.04	16
1/1/20 to 12/31/20	18.51	0.34	(0.60)	(0.26)	(0.22)	(0.33)	(0.55)	(0.81)	17.70	(1.33)	4,152	0.89 (8)	0.95	2.08	26
1/1/19 to 12/31/19	16.35	0.40	4.14	4.54	(0.36)	(2.02)	(2.38)	2.16	18.51	27.78	2,173	0.91 (8)	0.95	2.04	44
1/1/18 to 12/31/18	19.19	0.34	(1.43)	(1.09)	(0.35)	(1.40)	(1.75)	(2.84)	16.35	(6.36)	215	0.91 (7)	0.94	1.85	20

KAR Capital Growth Series
Class A
1/1/23 to 6/30/23(6)	$25.68	(0.03)	5.95	5.92	—	(0.75)	(0.75)	5.17	$30.85	23.22%	$217,927	1.02%	1.08%	(0.25) %	5%
1/1/22 to 12/31/22	49.16	(0.12)	(17.50)	(17.62)	—	(5.86)	(5.86)	(23.48)	25.68	(36.11)	185,499	1.06 (7)	1.13	(0.35)	20
1/1/21 to 12/31/21	48.92	(0.33)	6.12	5.79	—	(5.55)	(5.55)	0.24	49.16	12.14	316,332	1.03	1.08	(0.66)	5
1/1/20 to 12/31/20	34.44	(0.22)	17.42	17.20	—	(2.72)	(2.72)	14.48	48.92	50.23	314,826	1.03	1.10	(0.55)	7
1/1/19 to 12/31/19	25.62	(0.08)	10.22	10.14	—	(1.32)	(1.32)	8.82	34.44	39.87	232,834	1.03	1.11	(0.24)	9
1/1/18 to 12/31/18	31.40	(0.09)	(1.92)	(2.01)	—	(3.77)	(3.77)	(5.78)	25.62	(7.25)	187,160	1.03 (7)	1.11	(0.28)	15

KAR Equity Income Series
Class A
1/1/23 to 6/30/23(6)	$11.58	0.18	(0.42)	(0.24)	(0.03)	(0.09)	(0.12)	(0.36)	$11.22	(2.09) %	$ 84,151	0.97%	1.11%	3.26%	10%
1/1/22 to 12/31/22	12.71	0.32	(0.62)	(0.30)	(0.31)	(0.52)	(0.83)	(1.13)	11.58	(2.34)	90,037	1.01 (7)	1.16	2.58	22
1/1/21 to 12/31/21	11.54	0.29	1.69	1.98	(0.29)	(0.52)	(0.81)	1.17	12.71	17.39	102,591	0.98	1.12	2.32	23
1/1/20 to 12/31/20	13.15	0.19	1.78	1.97	(0.23)	(3.35)	(3.58)	(1.61)	11.54	14.91	98,736	0.98	1.15	1.47	116 (9)
1/1/19 to 12/31/19	10.34	0.12	2.84	2.96	(0.15)	—	(0.15)	2.81	13.15	28.67	97,185	0.98	1.13	1.00	27
1/1/18 to 12/31/18	12.00	0.11	(1.65)	(1.54)	(0.12)	—	(0.12)	(1.66)	10.34	(12.86)	85,845	0.98 (7)	1.14	0.97	26

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

KAR Small-Cap Growth Series
Class A
1/1/23 to 6/30/23(6)	$22.44	(0.05)	2.82	2.77	—	(0.32)	(0.32)	—	2.45	$24.89	12.39%	$ 80,410	1.13%	1.25%	(0.43) %	4%
1/1/22 to 12/31/22	36.17	(0.17)	(10.64)	(10.81)	—	(2.92)	(2.92)	—	(13.73)	22.44	(30.33)	74,025	1.17 (7)	1.30	(0.61)	17
1/1/21 to 12/31/21	40.14	(0.32)	2.26	1.94	—	(5.91)	(5.91)	—	(3.97)	36.17	4.98	118,751	1.16 (8)	1.26	(0.80)	9
1/1/20 to 12/31/20	31.48	(0.35)	14.19	13.84	—	(5.18)	(5.18)	—	8.66	40.14	44.64	126,411	1.16	1.28	(1.00)	17
1/1/19 to 12/31/19	26.70	(0.16)	10.00	9.84	—	(5.06)	(5.06)	—	4.78	31.48	37.31	96,996	1.19 (8)	1.28	(0.49)	11
1/1/18 to 12/31/18	28.66	(0.03)	3.66	3.63	—	(5.59)	(5.59)	—	(1.96)	26.70	11.66	80,309	1.19 (7)	1.27	(0.10)	20
Class I
1/1/23 to 6/30/23(6)	$23.56	(0.02)	2.97	2.95	—	(0.32)	(0.32)	—	2.63	$26.19	12.56%	$ 7,168	0.88%	1.00%	(0.17) %	4%
1/1/22 to 12/31/22	37.68	(0.10)	(11.10)	(11.20)	—	(2.92)	(2.92)	—	(14.12)	23.56	(30.14)	6,749	0.92 (7)	1.06	(0.36)	17
1/1/21 to 12/31/21	41.49	(0.23)	2.33	2.10	—	(5.91)	(5.91)	—	(3.81)	37.68	5.21	9,706	0.91 (8)	1.01	(0.55)	9
1/1/20 to 12/31/20	32.33	(0.27)	14.61	14.34	—	(5.18)	(5.18)	—	9.16	41.49	45.02	10,616	0.91	1.03	(0.74)	17
1/1/19 to 12/31/19	27.25	(0.08)	10.22	10.14	—	(5.06)	(5.06)	—	5.08	32.33	37.66	6,619	0.94 (8)	1.03	(0.25)	11
1/1/18 to 12/31/18	29.08	0.04	3.72	3.76	—	(5.59)	(5.59)	—	(1.83)	27.25	11.95	3,665	0.94 (7)	1.03	0.12	20

KAR Small-Cap Value Series
Class A
1/1/23 to 6/30/23(6)	$14.04	0.04	0.90	0.94	(0.01)	(0.36)	(0.37)	—	0.57	$14.61	6.74%	$ 66,029	1.09%	1.31%	0.50%	3%
1/1/22 to 12/31/22	19.88	0.05	(4.79)	(4.74)	(0.03)	(1.07)	(1.10)	—	(5.84)	14.04	(24.15)	64,733	1.13 (7)	1.37	0.33	11
1/1/21 to 12/31/21	18.96	0.03	3.68	3.71	(0.03)	(2.76)	(2.79)	—	0.92	19.88	19.72	91,698	1.10	1.31	0.13	11
1/1/20 to 12/31/20	15.78	0.16	4.43	4.59	(0.18)	(1.23)	(1.41)	—	3.18	18.96	29.65	88,445	1.10	1.34	1.04	22
1/1/19 to 12/31/19	12.96	0.11	3.08	3.19	(0.15)	(0.22)	(0.37)	—	2.82	15.78	24.63	77,271	1.10	1.34	0.73	8
1/1/18 to 12/31/18	17.36	0.12	(2.72)	(2.60)	(0.15)	(1.65)	(1.80)	—	(4.40)	12.96	(15.88)	69,861	1.19 (7)(8)	1.33	0.74	11

Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/23 to 6/30/23(6)	$ 8.21	0.18	0.10	0.28	(0.02)	—	(0.02)	—	0.26	$ 8.47	3.41%	$ 88,104	0.93%	0.94%	4.40%	34%
1/1/22 to 12/31/22	9.40	0.29	(1.18)	(0.89)	(0.30)	—	(0.30)	—	(1.19)	8.21	(9.52)	90,844	0.97 (7)	0.98	3.36	43
1/1/21 to 12/31/21	9.58	0.29	(0.20)	0.09	(0.27)	—	(0.27)	—	(0.18)	9.40	0.97	111,758	0.92 (10)(11)	0.91	3.00	64
1/1/20 to 12/31/20	9.28	0.33	0.28	0.61	(0.31)	—	(0.31)	—	0.30	9.58	6.64	118,363	0.94 (10)(11)	0.93	3.54	92
1/1/19 to 12/31/19	8.72	0.37	0.54	0.91	(0.35)	—	(0.35)	— (12)	0.56	9.28	10.47 (13)	116,901	0.94 (10)(11)	0.93	3.98	66
1/1/18 to 12/31/18	9.34	0.39	(0.64)	(0.25)	(0.37)	—	(0.37)	—	(0.62)	8.72	(2.66)	115,379	0.93 (7)	0.93	4.23	64
Class I
1/1/23 to 6/30/23(6)	$ 8.18	0.19	0.09	0.28	(0.02)	—	(0.02)	—	0.26	$ 8.44	3.42%	$ 2,494	0.68%	0.70%	4.67%	34%
1/1/22 to 12/31/22	9.39	0.32	(1.19)	(0.87)	(0.34)	—	(0.34)	—	(1.21)	8.18	(9.33)	2,350	0.73 (7)	0.74	3.67	43
1/1/21 to 12/31/21	9.57	0.31	(0.19)	0.12	(0.30)	—	(0.30)	—	(0.18)	9.39	1.29	1,501	0.67 (10)(11)	0.67	3.21	64
1/1/20 to 12/31/20	9.27	0.35	0.28	0.63	(0.33)	—	(0.33)	—	0.30	9.57	6.78	552	0.69 (10)(11)	0.69	3.84	92
1/1/19 to 12/31/19	8.70	0.39	0.55	0.94	(0.37)	—	(0.37)	— (12)	0.57	9.27	10.89 (13)	954	0.69 (10)(11)	0.68	4.22	66
1/1/18 to 12/31/18	9.32	0.41	(0.63)	(0.22)	(0.40)	—	(0.40)	—	(0.62)	8.70	(2.41)	706	0.68 (7)	0.68	4.46	64

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

SGA International Growth Series
Class A
1/1/23 to 6/30/23(6)	$11.41	0.02	1.55	1.57	—	—	—	1.57	$12.98	13.76%	$133,375	1.13%	1.15%	0.34%	10%
1/1/22 to 12/31/22	14.40	0.01	(2.69)	(2.68)	—	(0.31)	(0.31)	(2.99)	11.41	(18.61)	125,772	1.17 (7)	1.21	0.10	25
1/1/21 to 12/31/21	14.47	(0.03)	1.21	1.18	—	(1.25)	(1.25)	(0.07)	14.40	8.32	163,146	1.14	1.16	(0.19)	28
1/1/20 to 12/31/20	11.86	(0.01)	2.81	2.80	—	(0.19)	(0.19)	2.61	14.47	23.64	164,468	1.18 (7)(8)	1.21	(0.12)	34
1/1/19 to 12/31/19	10.09	0.12	1.75	1.87	(0.10)	—	(0.10)	1.77	11.86	18.54	148,000	1.20 (7)(8)	1.21	1.08	140 (9)
1/1/18 to 12/31/18	12.50	0.24	(2.29)	(2.05)	(0.36)	—	(0.36)	(2.41)	10.09	(16.67)	137,562	1.18 (7)(11)	1.17	1.97	40
Class I
1/1/23 to 6/30/23(6)	$11.48	0.04	1.55	1.59	—	—	—	1.59	$13.07	13.85%	$ 124	0.88%	0.90%	0.60%	10%
1/1/22 to 12/31/22	14.44	0.04	(2.69)	(2.65)	—	(0.31)	(0.31)	(2.96)	11.48	(18.35)	109	0.92 (7)	0.96	0.35	25
1/1/21 to 12/31/21	14.47	0.01	1.21	1.22	—	(1.25)	(1.25)	(0.03)	14.44	8.60	134	0.89	0.92	0.06	28
1/1/20 to 12/31/20	11.83	0.02	2.81	2.83	—	(0.19)	(0.19)	2.64	14.47	23.95	123	0.93 (7)(8)	0.97	0.13	34
1/1/19 to 12/31/19	10.07	0.15	1.74	1.89	(0.13)	—	(0.13)	1.76	11.83	18.77	100	0.95 (7)(8)	0.96	1.30	140 (9)
1/1/18 to 12/31/18	12.48	0.27	(2.29)	(2.02)	(0.39)	—	(0.39)	(2.41)	10.07	(16.44)	84	0.93 (7)(11)	0.92	2.23	40

Strategic Allocation Series
Class A
1/1/23 to 6/30/23(6)	$11.19	0.08	1.50	1.58	(0.01)	(0.11)	(0.12)	1.46	$12.65	14.15%	$ 69,448	0.97%	1.02%	1.33%	24%
1/1/22 to 12/31/22	17.50	0.08	(5.41)	(5.33)	(0.03)	(0.95)	(0.98)	(6.31)	11.19	(30.58)	63,674	1.01 (7)	1.05	0.62	24
1/1/21 to 12/31/21	17.81	0.03	1.28	1.31	(0.07)	(1.55)	(1.62)	(0.31)	17.50	7.57	103,157	0.98 (10)(11)	0.98	0.17	21
1/1/20 to 12/31/20	13.78	0.08	4.57	4.65	(0.11)	(0.51)	(0.62)	4.03	17.81	33.96	106,684	0.98	1.00	0.51	28
1/1/19 to 12/31/19	11.22	0.16	2.75	2.91	(0.17)	(0.18)	(0.35)	2.56	13.78	26.05	87,902	0.98	1.01	1.22	40
1/1/18 to 12/31/18	12.62	0.17	(0.89)	(0.72)	(0.18)	(0.50)	(0.68)	(1.40)	11.22	(5.89)	79,536	0.98 (7)	1.02	1.32	33

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(4)	Annualized for periods less than one year.
(5)	The Series will also indirectly bear their prorated shares of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	The Series’ portfolio turnover rate increased substantially during the years due to a change in the Series’ subadviser and associated repositioning.
(10)	The share class is currently below its expense cap.
(11)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed.
(12)	Amount is less than $0.005 per share.
(13)	Payment from affiliate had no impact on total return.
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) June 30, 2023
Note 1. Organization
Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.
The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report, the Trust is comprised of eight series (each a “Series”), each reported in this semiannual report. Each Series has a distinct investment objective and is diversified.
The Series have the following investment objective(s):
Series	Investment objective(s)
Duff & Phelps Real Estate Securities Series	Capital appreciation and income with approximately equal emphasis.
KAR Capital Growth Series	Long-term growth of capital.
KAR Equity Income Series	Capital appreciation and current income.
KAR Small-Cap Growth Series	Long-term capital growth.
KAR Small-Cap Value Series	Long-term capital appreciation.
Newfleet Multi-Sector Intermediate Bond Series	Long-term total return.
SGA International Growth Series	High total return consistent with reasonable risk.
Strategic Allocation Series	High total return over an extended period of time consistent with prudent investment risk.
There is no guarantee that a Series will achieve its objective(s).
Each Series offers Class A shares. The Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and SGA International Growth Series also offer Class I shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) at the close of regular trading on the NYSE (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as  well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Series has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Series’ U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Investors
Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Series and other affiliated mutual funds are allocated in proportion to the net assets of each such Series, except where allocation of direct expenses to each Series and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro-rata expenses of any underlying mutual funds in which the Series invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Series bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
transactions. For equity securities, the Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Series may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and forward commitment securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Interest-Only and Principal-Only Securities
Certain Series may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Series may fail to recoup some or all of its initial investment in these securities.
J.	Leveraged Loans
Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Series may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Series will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.	Warrants
The Series may receive warrants. Warrants are securities that are usually issued together with a debt instrument or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants may be freely transferable and are often traded on major exchanges. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt instruments. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt instruments at the same coupon rate. A decline in interest rates would permit a Series to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.
L.	Securities Lending
The Series may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Series is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Series net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Series under a Master Securities Lending Agreement (“MSLA”) which permits the Series, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Series to the same counterparty against amounts to be received and create one single net payment due to or from the Series.
At June 30, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Series	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Series	$ 2,907	$ 2,907	$ —
Newfleet Multi-Sector Intermediate Bond Series	841	841	—
SGA International Growth Series	7,730	7,730	—
Strategic Allocation Series	173	173	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Series’ Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of June 30, 2023 for the Series:
Series	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Series	Money Market Mutual Fund	$3,030
Newfleet Multi-Sector Intermediate Bond Series	Money Market Mutual Fund	874
SGA International Growth Series	Money Market Mutual Fund	7,753
Strategic Allocation Series	Money Market Mutual Fund	179
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
As compensation for its services to the Series, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Series:
Series	First $250 Million	Next $250 Million	Over $500 Million
KAR Capital Growth Series	0.70%	0.65%	0.60%
KAR Equity Income Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
SGA International Growth Series	0.75	0.70	0.65
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400+ Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%
B.	Subadvisers
The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve as of the end of the six months is as follows:
Series	Subadviser
Duff & Phelps Real Estate Securities Series	DPIM (1)
KAR Capital Growth Series	KAR (2)
KAR Equity Income Series	KAR (2)
KAR Small-Cap Growth Series	KAR (2)
KAR Small-Cap Value Series	KAR (2)
Series	Subadviser
Newfleet Multi-Sector Intermediate Bond Series	Newfleet (3)
SGA International Growth Series	SGA (4)
Strategic Allocation Series
(Equity Portfolio)	KAR (2)
(Fixed Income Portfolio)	Newfleet (3)
(1) Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2) Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3) Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC, an indirect, wholly-owned subsidiary of Virtus.
(4) Sustainable Growth Advisers LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Series’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through April 30, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Series	Class A	Class I
Duff & Phelps Real Estate Securities Series	1.10%	0.85%
KAR Capital Growth Series	1.03	N/A
KAR Equity Income Series	0.98	N/A
KAR Small-Cap Growth Series	1.14	0.89
KAR Small-Cap Value Series	1.10	N/A
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
SGA International Growth Series	1.14	0.89
Strategic Allocation Series	0.98	N/A
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending June 30:

	Expiration
Series	2023	2024	2025	2026	Total
Duff & Phelps Real Estate Securities Series
Class A	$ 23	$ 63	$ 70	$ 27	$ 183
Class I	1	4	8	3	16
KAR Capital Growth Series
Class A	104	160	154	58	476
KAR Equity Income Series
Class A	82	138	144	61	425
KAR Small-Cap Growth Series
Class A	67	122	118	49	356
Class I	5	11	10	4	30
KAR Small-Cap Value Series
Class A	92	199	171	73	535
Newfleet Multi-Sector Intermediate Bond Series
Class A	—	—	10	6	16
Class I	—	—	— (1)	— (1)	— (1)
SGA International Growth Series
Class A	30	34	52	13	129
Class I	— (1)	— (1)	— (1)	— (1)	— (1)
Strategic Allocation Series
Class A	10	2	29	18	59

(1)	Amount is less than $500 (not in thousands).
During the six months ended June 30, 2023, the Adviser recaptured expenses previously waived for the following Series:
Series	Class A	Class I	Total
Newfleet Multi-Sector Intermediate Bond Series	$— (1)	$— (1)	$— (1)

(1)	Amount is less than $500 (not in thousands).
E.	Administrator and Distributor
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator to the Series.
For the six months ended June 30, 2023, the Series incurred administration fees totaling $383, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the six months ended June 30, 2023, the Series incurred distribution fees totaling $988 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners. The fees are calculated daily and paid monthly.
F.	Investments with Affiliates
The Series are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Series from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the six months ended June 30, 2023, the Series did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
G.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at June 30, 2023.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
Duff & Phelps Real Estate Securities Series	$17,081	$16,231
KAR Capital Growth Series	9,852	19,837
KAR Equity Income Series	8,265	11,159
KAR Small-Cap Growth Series	2,953	10,125
KAR Small-Cap Value Series	2,073	5,048
Newfleet Multi-Sector Intermediate Bond Series	24,814	23,056
SGA International Growth Series	13,074	21,789
Strategic Allocation Series	11,701	18,202
Purchases and sales of long-term U.S. government and agency securities during the six months ended June 30, 2023, were as follows:
	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$5,942	$10,125
Strategic Allocation Series	3,795	609

Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Real Estate Securities Series				KAR Capital Growth Series
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	180	$ 3,420	1,034	$ 23,486	34	$ 963	74	$ 2,477
Reinvestment of distributions	24	446	144	2,861	178	5,200	1,331	35,780
Shares repurchased	(269)	(5,036)	(1,428)	(31,370)	(373)	(10,582)	(616)	(21,413)
Net Increase / (Decrease)	(65)	$ (1,170)	(250)	$ (5,023)	(161)	$ (4,419)	789	$ 16,844
Class I
Shares sold	197	$ 3,615	389	$ 8,516	—	$ —	—	$ —
Reinvestment of distributions	3	64	19	371	—	—	—	—
Shares repurchased	(122)	(2,284)	(227)	(4,745)	—	—	—	—
Net Increase / (Decrease)	78	$ 1,395	181	$ 4,142	—	$ —	—	$ —

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	KAR Equity Income Series				KAR Small-Cap Growth Series
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	70	$ 797	174	$ 2,123	61	$ 1,476	37	$ 977
Reinvestment of distributions	79	875	528	6,180	43	1,025	367	8,861
Shares repurchased	(424)	(4,841)	(1,000)	(12,194)	(172)	(4,225)	(389)	(10,862)
Net Increase / (Decrease)	(275)	$ (3,169)	(298)	$ (3,891)	(68)	$ (1,724)	15	$ (1,024)
Class I
Shares sold	—	$ —	—	$ —	44	$ 1,130	114	$ 3,301
Reinvestment of distributions	—	—	—	—	3	85	30	749
Shares repurchased	—	—	—	—	(60)	(1,490)	(115)	(3,460)
Net Increase / (Decrease)	—	$ —	—	$ —	(13)	$ (275)	29	$ 590

	KAR Small-Cap Value Series				Newfleet Multi-Sector Intermediate Bond Series
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	40	$ 580	151	$ 2,327	280	$ 2,358	825	$ 7,267
Reinvestment of distributions	114	1,660	327	4,940	25	209	387	3,211
Shares repurchased	(248)	(3,631)	(478)	(7,548)	(959)	(8,076)	(2,034)	(17,721)
Net Increase / (Decrease)	(94)	$ (1,391)	— (1)	$ (281)	(654)	$ (5,509)	(822)	$ (7,243)
Class I
Shares sold	—	$ —	—	$ —	29	$ 246	181	$ 1,552
Reinvestment of distributions	—	—	—	—	1	6	11	91
Shares repurchased	—	—	—	—	(22)	(179)	(65)	(540)
Net Increase / (Decrease)	—	$ —	—	$ —	8	$ 73	127	$ 1,103

	SGA International Growth Series				Strategic Allocation Series
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022		Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	73	$ 906	399	$ 4,570	43	$ 519	74	$ 953
Reinvestment of distributions	—	—	301	3,499	54	655	458	5,325
Shares repurchased	(818)	(10,075)	(1,008)	(11,797)	(300)	(3,602)	(736)	(9,805)
Net Increase / (Decrease)	(745)	$ (9,169)	(308)	$ (3,728)	(203)	$ (2,428)	(204)	$ (3,527)
Class I
Reinvestment of distributions	—	$ —	— (1)	$ 3	—	$ —	—	$ —
Net Increase / (Decrease)	—	$ —	— (1)	$ 3	—	$ —	—	$ —

(1)	Amount is less than 500 shares (not in thousands).
Note 6. 10% Investors
As of June 30, 2023, the Series had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Series as detailed below:

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Real Estate Securities Series	73%	3
KAR Capital Growth Series	100	2
KAR Equity Income Series	99	2
KAR Small-Cap Growth Series	90	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	86	3
SGA International Growth Series	98	2 *
Strategic Allocation Series	99	2
*	Includes affiliated shareholder account(s).
Note 7. Credit and Market Risk and Asset Concentration
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. On April 3, 2023, the FCA announced its decision to require LIBOR’s administrator to continue to publish the 1-month, 3-month, and 6-month U.S. dollar settings under an unrepresentative synthetic methodology until September 30, 2024. On March 15, 2022, the Adjustable Interest Act (LIBOR) Act (the “LIBOR Act”) was enacted into law which directs the Federal Reserve Board, as a fallback mechanism, to identify benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. On December 16, 2022, the Federal Reserve adopted regulations implementing the LIBOR Act. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Series. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Series, issuers of instruments in which the Series invest, and the financial markets generally.
The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Series. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Series, issuers of instruments in which the Series invest, and the financial markets generally.
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Series and its investments, including hampering the ability of each Series’ portfolio manager(s) to invest each Series’ assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.
Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.
At June 30, 2023, the following Series held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Series	Information Technology	29%
KAR Small-Cap Growth Series	Financials	31
KAR Small-Cap Value Series	Industrials	36
KAR Small-Cap Value Series	Financials	25

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At June 30, 2023, the Series did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Series and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of total net assets for KAR Capital Growth Series, KAR Equity Income Series, KAR Small-Cap Growth Series, KAR Small-Cap Value Series, Newfleet Multi Sector Intermediate Bond Series, SGA International Growth Series, and Strategic Allocation Series or one-fifth of total net assets for Duff & Phelps Real Estate Securities Series in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was extended to July 7, 2023. Subsequent to the reporting period, the Credit Agreement was renewed for a term of 364 days for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance.Total commitment fees paid for the six months ended June 30, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Series had no outstanding borrowings at any time during the six months ended June 30, 2023.
Note 11. Federal Income Tax Information
($ reported in thousands)
At June 30, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Real Estate Securities Series	$ 67,081	$ 21,885	$ (3,025)	$ 18,860
KAR Capital Growth Series	97,932	124,062	(5,688)	118,374
KAR Equity Income Series	79,440	11,512	(5,164)	6,348
KAR Small-Cap Growth Series	56,956	37,727	(9,066)	28,661
KAR Small-Cap Value Series	43,111	26,786	(5,318)	21,468
Newfleet Multi-Sector Intermediate Bond Series	98,553	365	(8,984)	(8,619)
SGA International Growth Series	117,365	29,281	(6,851)	22,430
Strategic Allocation Series	54,502	18,066	(4,485)	13,581
Certain Series have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2022, the Series’ capital loss carryovers were as follows:

Series	Short-Term	Long-Term
Newfleet Multi-Sector Intermediate Bond Series	$1,032	$3,567
SGA International Growth Series	560	—
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Series, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client

VIRTUS VARIABLE INSURANCE  TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2023
investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.
Note 14. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Mixed and Shared Funding
Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies. The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.
Note 16. Subsequent Events
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Series have adopted a liquidity risk management program (the “Program”) to govern the Series’ approach to managing liquidity risk, which is the risk that a Series would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Series. The Program is overseen by the Adviser as the Series’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Series’ liquidity risk, based on factors specific to the circumstances of the Series. Assessment and management of a Series’ liquidity risk under the Program take into consideration certain factors, such as the Series’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Series portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 22-24, 2023, the Board received a report from the Program Administrator addressing the operation and management of the Program for calendar year 2022 (the “Review Period”). The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Series. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Series’ prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in that Series may be subject.

Virtus KAR Capital Growth Series and
Virtus Strategic Allocation Series (the “Series”),
each a series of Virtus Variable Insurance Trust (Unaudited)
Supplement dated June 29, 2023 to the Series’ Summary Prospectuses, Statutory Prospectuses and the Virtus Variable Insurance Trust Statement of Additional Information (“SAI”), each dated April 28, 2023
IMPORTANT NOTICE TO INVESTORS
Noran Eid will be added as a portfolio manager of the Series as of October 1, 2023. Kayne Anderson Rudnick Investment Management, LLC has announced that Doug Foreman, CFA, a portfolio manager of the Funds, is expected to retire on December 31, 2024. The Prospectuses and SAI will be updated as appropriate at the time of the changes.
Investors should retain this supplement with the Prospectuses and SAI for future reference.
VVIT 8501-8507/KAR PM Announcement (6/2023)

THIS PAGE INTENTIONALLY BLANK.

VIRTUS VARIABLE INSURANCE TRUST
One Financial Plaza
Hartford, CT 06103-2608
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-367-5877
Website	Virtus.com

Important Notice to Investors
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual investor fund reports to allow mutual fund companies to send a single copy of these reports to investors who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Variable Insurance Trust,
please contact us at 1-800-367-5877, or visit Virtus.com.
8508	08-23

Item 2.	Code of Ethics.

Response not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer (principal executive officer)

Date 8/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President and Chief Executive Officer
(principal executive officer)

Date 8/31/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer and Treasurer
(principal financial officer)

Date 8/31/2023

*	Print the name and title of each signing officer under his or her signature.